UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23793)

Tidal Trust II
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 700
Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis
Tidal Trust II
234 West Florida Street, Suite 700
Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: February 28, 2026

Item 1. Reports to Stockholders.

Defiance AI & Power Infrastructure ETF Tailored Shareholder Report

Semi-annual shareholder report February 28, 2026

Defiance AI & Power Infrastructure ETF

Ticker: AIPO (Listed on The Nasdaq Stock Market, LLC)

This semi-annual shareholder report contains important information about the Defiance AI & Power Infrastructure ETF (the "Fund") for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.defianceetfs.com/aipo. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance AI & Power Infrastructure ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance AI & Power Infrastructure ETF	$48	0.69%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of February 28, 2026)

Fund Size (Thousands)	$234,308
Number of Holdings	58
Total Advisory Fee	$347,015
Portfolio Turnover	11%

Sectors - Investments

(% of Total Net Assets)

Percentages are based on total net assets. Cash Equivalents represents short-term investments and liabilities in excess of other assets.

What did the Fund invest in?

(as of February 28, 2026)

Top Holdings	(% of Net Assets)
Quanta Services, Inc.	8.8
GE Vernova, Inc.	8.8
Vertiv Holdings Co. - Class A	8.4
Eaton Corp. PLC	7.7
Cameco Corp.	5.6
NVIDIA Corp.	3.5
Bloom Energy Corp. - Class A	3.4
Constellation Energy Corp.	3.1
Broadcom, Inc.	2.8
Hubbell, Inc.	2.6

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.defianceetfs.com/aipo.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance Gold Enhanced Options Income ETF Tailored Shareholder Report

Semi-annual shareholder report February 28, 2026

Defiance Gold Enhanced Options Income ETF

Ticker: GLDY (Listed on The Nasdaq Stock Market, LLC)

This semi-annual shareholder report contains important information about the Defiance Gold Enhanced Options Income ETF (the "Fund") for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.defianceetfs.com/gldy. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Gold Enhanced Options Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Gold Enhanced Options Income ETF	$101	0.99%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of February 28, 2026)

Fund Size (Thousands)	$40,129
Number of Holdings	10
Total Advisory Fee	$147,936
Portfolio Turnover	0%

Security Type - Investments & Other Financial Instruments

(% of Total Net Assets)

Percentages are stated as a percent of net assets. Cash Equivalents represents short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of February 28, 2026)

Top Holdings	(% of Net Assets)
United States Treasury Bills	59.8
First American Government Obligations Fund - Class X, 3.60%	26.3
SPDR Gold Shares, Expiration: 03/02/2026; Exercise Price: $4879.00	-0.6
SPDR Gold Shares, Expiration: 03/02/2026; Exercise Price: $488.00	-0.5
SPDR Gold Shares, Expiration: 03/02/2026; Exercise Price: $487.00	-0.4

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.defianceetfs.com/gldy.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance Large Cap ex-Mag 7 ETF Tailored Shareholder Report

Semi-annual shareholder report February 28, 2026

Defiance Large Cap ex-Mag 7 ETF

Ticker: XMAG (Listed on The Nasdaq Stock Market, LLC)

This semi-annual shareholder report contains important information about the Defiance Large Cap ex-Mag 7 ETF (the "Fund") for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.defianceetfs.com/xmag. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Large Cap ex-Mag 7 ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Large Cap Ex-mag 7 ETF	$50	0.35%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of February 28, 2026)

Fund Size (Thousands)	$141,947
Number of Holdings	492
Total Advisory Fee	$136,831
Portfolio Turnover	1%

Sector - Investments

(% of Total Net Assets)

Percentages are stated as a percent of net assets. Cash Equivalents represents short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of February 28, 2026)

Top Holdings	(% of Net Assets)
Broadcom, Inc.	3.7
Eli Lilly & Co.	2.2
JPMorgan Chase & Co.	2.0
Berkshire Hathaway, Inc. - Class B	1.7
Exxon Mobil Corp.	1.6
Johnson & Johnson	1.5
Walmart, Inc.	1.4
Visa, Inc. - Class A	1.3
Micron Technology, Inc.	1.2
Costco Wholesale Corp.	1.1

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.defianceetfs.com/xmag.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance Nasdaq 100 Income Target ETF Tailored Shareholder Report

Semi-annual shareholder report February 28, 2026

Defiance Nasdaq 100 Income Target ETF

Ticker: QQQT (Listed on The Nasdaq Stock Market, LLC)

This semi-annual shareholder report contains important information about the Defiance Nasdaq 100 Income Target ETF (the "Fund") for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.defianceetfs.com/qqqt. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Nasdaq 100 Income Target ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Nasdaq 100 Income Target ETF	$44	0.87%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of February 28, 2026)

Fund Size (Thousands)	$36,665
Number of Holdings	4
Total Advisory Fee	$144,924
Portfolio Turnover	17%

Security Type - Investments & Other Financial Instruments

(% of Total Net Assets)

Percentages are stated as a percent of net assets. Cash Equivalents represents short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of February 28, 2026)

Top Holdings	(% of Net Assets)
Invesco QQQ Trust Series 1	97.9
Nasdaq 100 Index, Expiration: 03/02/2026; Exercise Price: $24,950.00	-0.5
Nasdaq 100 Index, Expiration: 03/02/2026; Exercise Price: $24,990.00	0.4
First American Government Obligations Fund - Class X, 3.60%	0.4

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.defianceetfs.com/qqqt.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance Nasdaq 100 LightningSpread Income ETF Tailored Shareholder Report

Semi-annual shareholder report February 28, 2026

Defiance Nasdaq 100 LightningSpread Income ETF

Ticker: QLDY (Listed on The Nasdaq Stock Market, LLC)

This semi-annual shareholder report contains important information about the Defiance Nasdaq 100 LightningSpread Income ETF (the "Fund") for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.defianceetfs.com/qldy. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Nasdaq 100 LightningSpread Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Nasdaq 100 LightningSpread Income ETF	$52	1.03%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of February 28, 2026)

Fund Size (Thousands)	$30,177
Number of Holdings	6
Total Advisory Fee	$106,469
Portfolio Turnover	0%

Security Type - Investments & Other Financial Instruments

(% of Total Net Assets)

Percentages are stated as a percent of net assets. Cash Equivalents represents short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of February 28, 2026)

Top Holdings	(% of Net Assets)
Nasdaq 100 Index, Expiration: 12/18/2026; Exercise Price: $2,001.44	91.6
First American Government Obligations Fund - Class X, 3.60%	5.2
United States Treasury Bills	0.9
Nasdaq 100 Index, Expiration: 03/02/2026; Exercise Price: $24,960.00	-0.3
Nasdaq 100 Index, Expiration: 03/02/2026; Exercise Price: $24,830.00	0.2
Nasdaq 100 Index, Expiration: 12/18/2026; Exercise Price: $10.44	0.1

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.defianceetfs.com/qldy.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance Nasdaq 100 Weekly Distributions ETF Tailored Shareholder Report

Semi-annual shareholder report February 28, 2026

Defiance Nasdaq 100 Weekly Distributions ETF

Ticker: QQQY (Listed on The Nasdaq Stock Market, LLC)

This semi-annual shareholder report contains important information about the Defiance Nasdaq 100 Weekly Distributions ETF (the "Fund") for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.defianceetfs.com/qqqy. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Nasdaq 100 Weekly Distributions ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Nasdaq 100 Weekly Distribution ETF	$51	1.00%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of February 28, 2026)

Fund Size (Thousands)	$176,936
Number of Holdings	4
Total Advisory Fee	$963,505
Portfolio Turnover	50%

Security Type - Investments & Other Financial Instruments

(% of Total Net Assets)

Percentages are stated as a percent of net assets. Cash Equivalents represents short-term investments and liabilities in excess of other assets.

What did the Fund invest in?

(as of February 28, 2026)

Top Holdings	(% of Net Assets)
Nasdaq 100 Index, Expiration: 12/18/2026; Exercise Price: $1,000.34	100.4
Nasdaq 100 Index, Expiration: 03/02/2026; Exercise Price: $24,960.04	-0.7
Nasdaq 100 Index, Expiration: 03/02/2026; Exercise Price: $25,022.44	0.5
First American Government Obligations Fund - Class X, 3.60%	0.2

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.defianceetfs.com/qqqy.

Material Fund Changes

On December 17, 2025:

- The Fund changed its name from Defiance Nasdaq 100 Enhanced Options & 0DTE Income ETF to Defiance Nasdaq 100 Weekly Distribution ETF.

- The Fund's principal investment strategy was updated to providing current income by maintaining long exposure to its reference index and selling a daily call option spread on that inxdex. The Fund will target an annual cash distribution level of approximately 30%.

- The Fund's investment objective was updated to the following to remove a limit from potential investment gain.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance Oil Enhanced Options Income ETF Tailored Shareholder Report

Semi-annual shareholder report February 28, 2026

Defiance Oil Enhanced Options Income ETF

Ticker: USOY (Listed on The Nasdaq Stock Market, LLC)

This semi-annual shareholder report contains important information about the Defiance Oil Enhanced Options Income ETF (the "Fund") for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.defianceetfs.com/usoy. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Oil Enhanced Options Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Oil Enhanced Options Income ETF	$53	1.02%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of February 28, 2026)

Fund Size (Thousands)	$51,536
Number of Holdings	9
Total Advisory Fee	$238,630
Portfolio Turnover	0%

Security Type - Investments & Other Financial Instruments

(% of Total Net Assets)

Percentages are stated as a percent of net assets. Cash Equivalents represents short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of February 28, 2026)

Top Holdings	(% of Net Assets)
United States Treasury Bills	76.5
First American Government Obligations Fund - Class X, 4.22%	17.5
United States Oil Fund LP, Expiration: 03/04/2026; Exercise Price: $82.00	-1.8
United States Oil Fund LP, Expiration: 03/04/2026; Exercise Price: $81.00	-1.3

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.defianceetfs.com/usoy.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance R2000 Weekly Distributions ETF Tailored Shareholder Report

Semi-annual shareholder report February 28, 2026

Defiance R2000 Weekly Distributions ETF

Ticker: IWMY (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the Defiance R2000 Weekly Distributions ETF (the "Fund") for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.defianceetfs.com/iwmy. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance R2000 Weekly Distributions ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance R2000 Weekly Distribution ETF	$52	1.02%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of February 28, 2026)

Fund Size (Thousands)	$104,694
Number of Holdings	4
Total Advisory Fee	$652,929
Portfolio Turnover	71%

Security Type - Investments & Other Financial Instruments

(% of Total Net Assets)

Percentages are stated as a percent of net assets. Cash Equivalents represents short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of February 28, 2026)

Top Holdings	(% of Net Assets)
Russell 2000 Index, Expiration: 12/18/2026; Exercise Price: $200.34	94.5
First American Government Obligations Fund - Class X, 3.60%	4.8
Russell 2000 Index, Expiration: 03/02/2026; Exercise Price: $2,632.36	-0.8
Russell 2000 Index, Expiration: 03/02/2026; Exercise Price: $2,640.01	0.7

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.defianceetfs.com/iwmy.

Material Fund Changes

On December 17, 2025:

- The Fund changed its name from Defiance R2000 Enhanced Options & 0DTE Income ETF to Defiance R2000 Weekly Distribution ETF.

- The Fund's principal investment strategy was updated to providing current income by maintaining long exposure to its reference index and selling a daily call option spread on that index. The Fund will target an annual cash distribution level of approximately 30%.

-The Fund's investment objective was updated to the following to remove a limit from potential investment gain.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance S&P 500® Income Target ETF Tailored Shareholder Report

Semi-annual shareholder report February 28, 2026

Defiance S&P 500® Income Target ETF

Ticker: SPYT (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the Defiance S&P 500® Income Target ETF (the "Fund") for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.defianceetfs.com/spyt. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance S&P 500® Income Target ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance S&P 500® Income Target ETF	$44	0.87%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of February 28, 2026)

Fund Size (Thousands)	$150,545
Number of Holdings	4
Total Advisory Fee	$530,443
Portfolio Turnover	10%

Security Type - Investments & Other Financial Instruments

(% of Total Net Assets)

Percentages are stated as a percent of net assets. Cash Equivalents represents short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of February 28, 2026)

Top Holdings	(% of Net Assets)
iShares Core S&P 500 ETF	98.1
S&P 500 Index, Expiration: 03/02/2026; Exercise Price: $6,878.88	-0.5
S&P 500 Index, Expiration: 03/02/2026; Exercise Price: $6,890.57	0.4
First American Government Obligations Fund - Class X, 3.60%	0.3

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.defianceetfs.com/spyt.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance S&P 500® Weekly Distributions ETF Tailored Shareholder Report

Semi-annual shareholder report February 28, 2026

Defiance S&P 500® Weekly Distributions ETF

Ticker: WDTE (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the Defiance S&P 500® Weekly Distributions ETF (the "Fund") for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.defianceetfs.com/wdte. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance S&P 500® Weekly Distributions ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance S&P 500® Weekly Distribution ETF	$51	1.00%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of February 28, 2026)

Fund Size (Thousands)	$67,050
Number of Holdings	4
Total Advisory Fee	$353,548
Portfolio Turnover	46%

Security Type - Investments & Other Financial Instruments

(% of Total Net Assets)

Percentages are stated as a percent of net assets. Cash Equivalents represents short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of February 28, 2026)

Top Holdings	(% of Net Assets)
S&P 500 Index, Expiration: 12/18/2026; Exercise Price: $600.00	94.9
First American Government Obligations Fund - Class X, 3.60%	2.7
S&P 500 Index, Expiration: 03/02/2026; Exercise Price: $6,878.88	-0.6
S&P 500 Index, Expiration: 03/02/2026; Exercise Price: $6,896.08	0.4

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.defianceetfs.com/wdte.

Material Fund Changes

On December 17, 2025:

- The Fund changed its name from Defiance S&P 500 Enhanced Options & 0DTE Income ETF to Defiance S&P 500 Weekly Distribution ETF.

- The Fund's principal investment strategy was updated to providing current income by maintaining long exposure to its reference index and selling a daily call option spread on that index. The Fund will target an annual cash distribution level of approximately 30%.

-The Fund's investment objective was updated to the following to remove a limit from potential investment gain.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedules of Investments are included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements

February 28, 2026 (Unaudited)

Tidal Trust II

• Defiance AI & Power Infrastructure ETF	| AIPO	| The Nasdaq Stock Market, LLC
• Defiance Gold Enhanced Options Income ETF	| GLDY	| The Nasdaq Stock Market, LLC
• Defiance Large Cap ex-Mag 7 ETF	| XMAG	| The Nasdaq Stock Market, LLC
• Defiance Nasdaq 100 Income Target ETF	| QQQT	| The Nasdaq Stock Market, LLC
• Defiance Nasdaq 100 LightningSpread Income ETF	| QLDY	| The Nasdaq Stock Market, LLC
• Defiance Nasdaq 100 Weekly Distribution ETF (formerly	| QQQY	| The Nasdaq Stock Market, LLC
Defiance Nasdaq 100 Enhanced Options & 0DTE Income ETF)
• Defiance Oil Enhanced Options Income ETF	| USOY	| The Nasdaq Stock Market, LLC
• Defiance R2000 Weekly Distribution ETF (formerly Defiance	| IWMY	| NYSE Arca, Inc.
R2000 Enhanced Options & 0DTE Income ETF)
• Defiance S&P 500 Income Target ETF	| SPYT	| NYSE Arca, Inc.
• Defiance S&P 500 Weekly Distribution ETF (formerly Defiance	| WDTE	| NYSE Arca, Inc.
S&P 500 Enhanced Options & 0DTE Income ETF)

Defiance ETFs

Schedules of Investments & Written Options Contracts	Defiance ETFs

February 28, 2026 (Unaudited)

Defiance AI & Power Infrastructure ETF

Schedule of Investments

February 28, 2026 (Unaudited)

COMMON STOCKS - 97.5%	Shares	Value
Commercial Services - 8.8%
Quanta Services, Inc.	36,743	$20,689,248

Computers - 0.7%
Whitefiber, Inc. (a)	103,276	1,740,200

Electric - 15.2%
AES Corp.	59,935	1,035,677
Constellation Energy Corp.	21,917	7,229,980
Dominion Energy, Inc.	70,005	4,420,116
Evergy, Inc.	20,121	1,683,323
Oklo, Inc. (a)	38,763	2,440,131
PG&E Corp.	161,614	3,070,666
Pinnacle West Capital Corp.	7,745	776,823
Portland General Electric Co.	9,859	531,992
Public Service Enterprise Group, Inc.	42,079	3,621,740
Talen Energy Corp. (a)	3,999	1,483,509
TXNM Energy, Inc.	9,466	558,683
Vistra Corp.	27,741	4,823,882
Xcel Energy, Inc.	47,073	3,924,005
		35,600,527

Electrical Components & Equipment - 10.9%
American Superconductor Corp. (a)	40,899	1,332,489
Eaton Corp. PLC	48,047	18,061,828
EnerSys	13,399	2,226,244
Generac Holdings, Inc. (a)	17,439	3,930,228
		25,550,789

Electronics - 5.2%
Hubbell, Inc.	11,931	6,104,258
Itron, Inc. (a)	17,915	1,683,114
nVent Electric PLC	36,634	4,336,000
		12,123,372

Energy - Alternate Sources - 1.4%
Energy Vault Holdings, Inc. (a)	255,376	766,128
Eos Energy Enterprises, Inc. (a)	138,297	787,602
Fluence Energy, Inc. (a)	55,974	869,836
Shoals Technologies Group, Inc. - Class A (a)	151,123	896,159
		3,319,725

Engineering & Construction - 5.7%
Dycom Industries, Inc. (a)	6,870	2,885,537
MasTec, Inc. (a)	18,741	5,585,193
MYR Group, Inc. (a)	5,386	1,454,005
Sterling Infrastructure, Inc. (a)	8,022	3,434,459
		13,359,194

Machinery - Construction & Mining - 24.6%
Argan, Inc.	4,908	2,214,735
Bloom Energy Corp. - Class A (a)	50,655	7,885,464

The accompanying notes are an integral part of these financial statements.	1

Schedules of Investments & Written Options Contracts	Defiance ETFs

February 28, 2026 (Unaudited)

BWX Technologies, Inc.	21,309	4,389,228
GE Vernova, Inc.	23,518	20,545,325
NANO Nuclear Energy, Inc. (a)	37,757	1,003,959
Net Power, Inc. (a)	401,125	774,171
NuScale Power Corp. (a)	92,196	1,184,718
Vertiv Holdings Co. - Class A	77,201	19,677,763
		57,675,363

Machinery - Diversified - 0.7%
Power Solutions International, Inc. (a)	18,684	1,560,114

Metal Fabricate & Hardware - 1.2%
Valmont Industries, Inc.	6,208	2,855,245

Mining - 8.6%
Cameco Corp.	111,641	13,218,294
Centrus Energy Corp. - Class A (a)	7,291	1,477,084
Denison Mines Corp. (a)	564,247	2,358,553
NexGen Energy Ltd. (a)	248,458	3,175,293
		20,229,224

Semiconductors - 12.2%
Advanced Micro Devices, Inc. (a)	19,047	3,813,400
ARM Holdings PLC - ADR (a)	14,896	1,898,495
Astera Labs, Inc. (a)	12,754	1,515,558
Broadcom, Inc.	20,596	6,581,452
Lattice Semiconductor Corp. (a)	25,650	2,452,653
Marvell Technology, Inc.	25,993	2,123,368
NVIDIA Corp.	46,203	8,186,709
Rambus, Inc. (a)	19,113	1,904,802
		28,476,437

Software - 0.9%
Nebius Group NV (a)	22,614	2,062,171

Telecommunications - 1.4%
DigitalBridge Group, Inc.	134,685	2,080,883
Preformed Line Products Co.	4,781	1,212,701
		3,293,584
TOTAL COMMON STOCKS (Cost $213,728,633)		228,535,193

REAL ESTATE INVESTMENT TRUSTS - 2.4%
Digital Realty Trust, Inc.	13,775	2,440,930
Equinix, Inc.	3,119	3,038,717
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,949,247)		5,479,647

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS - 0.4%
First American Government Obligations Fund - Class X, 3.60% (b)	1,051,016	1,051,016
TOTAL MONEY MARKET FUNDS (Cost $1,051,016)		1,051,016

TOTAL INVESTMENTS - 100.3% (Cost $219,728,896)		235,065,856
Liabilities in Excess of Other Assets - (0.3)%		(757,388)
TOTAL NET ASSETS - 100.0%		$234,308,468

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of February 28, 2026.

The accompanying notes are an integral part of these financial statements.	2

Schedules of Investments & Written Options Contracts	Defiance ETFs

February 28, 2026 (Unaudited)

Defiance Gold Enhanced Options Income ETF

Schedule of Investments

February 28, 2026 (Unaudited)

U.S. TREASURY BILLS - 59.8%	Par	Value
3.74%, 04/09/2026 (a)(b)	$3,625,000	$3,611,158
3.59%, 05/12/2026 (a)(b)	150,000	148,941
3.65%, 06/11/2026 (a)(b)	715,000	707,869
3.58%, 07/09/2026 (a)(b)	7,981,000	7,879,332
3.55%, 08/06/2026 (a)(b)	7,425,000	7,311,342
3.50%, 09/03/2026 (a)(b)	4,414,000	4,334,864
TOTAL U.S. TREASURY BILLS (Cost $23,996,278)		23,993,506

MONEY MARKET FUNDS - 26.3%	Shares
First American Government Obligations Fund - Class X, 3.60% (c)(d)	10,559,437	10,559,437
TOTAL MONEY MARKET FUNDS (Cost $10,559,437)		10,559,437

TOTAL INVESTMENTS - 86.1% (Cost $34,555,715)		34,552,943
Other Assets in Excess of Liabilities - 13.9%		5,575,596
TOTAL NET ASSETS - 100.0%		$40,128,539

Percentages are stated as a percent of net assets.

(a)	The rate shown is the annualized yield as of February 28, 2026.

(b)	All or a portion of the security has been pledged as collateral for written options. The fair value of assets committed as collateral as of February 28, 2026 was $12,638,974.

(c)	The rate shown represents the 7-day annualized yield as of February 28, 2026.

(d)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

Defiance Gold Enhanced Options Income ETF

Schedule of Written Options

February 28, 2026 (Unaudited)

WRITTEN OPTIONS - (1.5)%	Notional Amount	Contracts	Value
Put Options - (1.5)%
SPDR Gold Shares (a)(b)
Expiration: 03/02/2026; Exercise Price: $487.00	$(11,126,250)	(230)	$(156,975)
Expiration: 03/02/2026; Exercise Price: $488.00	(14,222,250)	(294)	(212,415)
Expiration: 03/02/2026; Exercise Price: $489.00	(14,802,750)	(306)	(248,625)
TOTAL WRITTEN OPTIONS (Premiums received $649,413)			$(618,015)
Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

The accompanying notes are an integral part of these financial statements.	3

Schedules of Investments & Written Options Contracts	Defiance ETFs

February 28, 2026 (Unaudited)

Defiance Large Cap ex-Mag 7 ETF

Schedule of Investments

February 28, 2026 (Unaudited)

COMMON STOCKS - 96.2%	Shares	Value
Advertising - 0.1%
Omnicom Group, Inc.	1,081	$92,198
Trade Desk, Inc. - Class A (a)	1,485	35,373
		127,571

Aerospace & Defense - 3.6%
Boeing Co. (a)	2,683	610,463
General Dynamics Corp.	883	315,275
General Electric Co.	3,718	1,272,523
HEICO Corp. - Class A	263	63,149
Howmet Aerospace, Inc.	1,369	359,404
L3Harris Technologies, Inc.	628	228,931
Lockheed Martin Corp.	811	533,703
Northrop Grumman Corp.	498	360,741
Rocket Lab Corp. (a)	1,621	112,011
RTX Corp.	4,731	958,595
TransDigm Group, Inc.	181	235,805
		5,050,600

Agriculture - 1.1%
Altria Group, Inc.	5,869	405,196
Archer-Daniels-Midland Co.	1,628	112,397
Philip Morris International, Inc.	5,488	1,025,323
		1,542,916

Airlines - 0.2%
Delta Air Lines, Inc.	2,271	149,205
Southwest Airlines Co.	1,771	87,239
United Airlines Holdings, Inc. (a)	1,106	117,568
		354,012

Apparel - 0.3%
Deckers Outdoor Corp. (a)	498	58,401
NIKE, Inc. - Class B	4,063	252,637
Tapestry, Inc.	678	105,409
		416,447

Auto Manufacturers - 0.7%
Cummins, Inc.	464	270,915
Ford Motor Co.	13,646	192,272
General Motors Co.	3,239	254,942
PACCAR, Inc.	1,788	225,449
		943,578

Auto Parts & Equipment - 0.0% (b)
Aptiv PLC (a)	733	53,905

Banks - 6.6%
Bank of America Corp.	25,791	1,285,165
Bank of New York Mellon Corp.	2,456	292,510
Citigroup, Inc.	6,295	693,646
Citizens Financial Group, Inc.	1,488	89,563

The accompanying notes are an integral part of these financial statements.	4

Schedules of Investments & Written Options Contracts	Defiance ETFs

February 28, 2026 (Unaudited)

Fifth Third Bancorp	2,291	113,336
First Citizens BancShares, Inc. - Class A	25	47,454
Goldman Sachs Group, Inc.	1,050	902,548
Huntington Bancshares, Inc.	5,440	91,392
JPMorgan Chase & Co.	9,574	2,875,072
KeyCorp	3,801	78,833
M&T Bank Corp.	530	114,999
Morgan Stanley	4,313	718,158
Northern Trust Corp.	626	89,574
PNC Financial Services Group, Inc.	1,348	286,248
Regions Financial Corp.	3,048	84,826
State Street Corp.	975	125,404
Truist Financial Corp.	4,435	218,690
US Bancorp	5,436	297,132
Wells Fargo & Co.	11,077	902,222
		9,306,772

Beverages - 1.8%
Coca-Cola Co.	15,066	1,228,783
Coca-Cola Europacific Partners PLC	761	84,037
Constellation Brands, Inc. - Class A	531	83,824
Keurig Dr Pepper, Inc.	4,523	136,957
Monster Beverage Corp. (a)	2,430	207,279
PepsiCo, Inc.	4,799	814,582
		2,555,462

Biotechnology - 1.9%
Alnylam Pharmaceuticals, Inc. (a)	412	137,163
Amgen, Inc.	1,886	732,070
Biogen, Inc. (a)	507	97,253
Corteva, Inc.	2,342	187,641
Gilead Sciences, Inc.	4,383	652,848
Illumina, Inc. (a)	516	69,381
Incyte Corp. (a)	650	65,825
Insmed, Inc. (a)	732	109,310
Regeneron Pharmaceuticals, Inc.	349	272,803
Vertex Pharmaceuticals, Inc. (a)	882	438,204
		2,762,498

Building Materials - 0.9%
Builders FirstSource, Inc. (a)	348	36,293
Carlisle Cos., Inc.	121	47,767
Carrier Global Corp.	2,855	183,862
Johnson Controls International PLC	2,225	321,068
Lennox International, Inc.	93	53,005
Martin Marietta Materials, Inc.	195	131,931
Masco Corp.	666	47,699
Trane Technologies PLC	770	355,986
Vulcan Materials Co.	449	139,190
		1,316,801

Chemicals - 1.4%
Air Products and Chemicals, Inc.	768	211,714
CF Industries Holdings, Inc.	535	53,254
Dow, Inc.	2,474	76,026
DuPont de Nemours, Inc.	1,399	70,006
Ecolab, Inc.	865	266,723

The accompanying notes are an integral part of these financial statements.	5

Schedules of Investments & Written Options Contracts	Defiance ETFs

February 28, 2026 (Unaudited)

International Flavors & Fragrances, Inc.	851	69,978
Linde PLC	1,628	827,154
LyondellBasell Industries NV - Class A	912	52,458
PPG Industries, Inc.	775	95,534
Sherwin-Williams Co.	796	288,622
		2,011,469

Commercial Services - 1.8%
Affirm Holdings, Inc. (a)	974	45,759
Automatic Data Processing, Inc.	1,387	297,317
Block, Inc. - Class A (a)	1,836	116,953
Cintas Corp.	1,225	246,384
Corpay, Inc. (a)	220	71,522
Equifax, Inc.	397	82,957
Global Payments, Inc.	809	61,856
Moody’s Corp.	619	295,628
PayPal Holdings, Inc.	3,246	149,998
Quanta Services, Inc.	509	286,608
Rollins, Inc.	1,018	61,986
S&P Global, Inc.	1,048	463,090
Toast, Inc. - Class A (a)	1,608	43,915
TransUnion	643	50,508
United Rentals, Inc.	206	173,040
Verisk Analytics, Inc.	486	100,879
		2,548,400

Computers - 2.6%
Accenture PLC - Class A	2,187	456,471
Cognizant Technology Solutions Corp. - Class A	1,702	109,660
Crowdstrike Holdings, Inc. - Class A (a)	834	310,231
Dell Technologies, Inc. - Class C	1,094	161,999
Fortinet, Inc. (a)	2,218	175,288
Gartner, Inc. (a)	243	38,200
Hewlett Packard Enterprise Co.	4,619	99,170
HP, Inc.	3,206	60,882
International Business Machines Corp.	3,289	790,051
Leidos Holdings, Inc.	413	72,316
Lumentum Holdings, Inc. (a)	223	156,303
NetApp, Inc.	646	63,973
Okta, Inc. - Class A (a)	575	41,687
Pure Storage, Inc. - Class A (a)	1,073	68,908
Sandisk Corp. (a)	486	308,785
Seagate Technology Holdings PLC	743	303,025
Super Micro Computer, Inc. (a)	1,735	56,197
Western Digital Corp.	1,181	330,326
Zscaler, Inc. (a)	334	49,095
		3,652,567

Cosmetics & Personal Care - 1.3%
Colgate-Palmolive Co.	2,796	277,195
Estee Lauder Cos., Inc. - Class A	839	91,845
Kenvue, Inc.	6,638	126,919
Procter & Gamble Co.	8,203	1,371,542
		1,867,501

Distribution & Wholesale - 0.3%
Copart, Inc. (a)	3,081	117,355

The accompanying notes are an integral part of these financial statements.	6

Schedules of Investments & Written Options Contracts	Defiance ETFs

February 28, 2026 (Unaudited)

Fastenal Co.	4,006	184,436
WW Grainger, Inc.	145	165,986
		467,777

Diversified Financial Services - 5.3%
American Express Co.	2,453	757,732
Ameriprise Financial, Inc.	312	146,677
Apollo Global Management, Inc.	1,481	154,912
Ares Management Corp. - Class A	732	81,991
Blackrock, Inc.	502	533,741
Capital One Financial Corp.	2,212	432,756
Charles Schwab Corp.	5,909	562,537
CME Group, Inc. - Class A	1,252	400,014
Coinbase Global, Inc. - Class A (a)	761	133,822
Interactive Brokers Group, Inc. - Class A	1,505	107,141
Intercontinental Exchange, Inc.	1,983	325,470
LPL Financial Holdings, Inc.	271	81,403
Mastercard, Inc. - Class A	2,884	1,491,634
Nasdaq, Inc.	1,567	137,238
Raymond James Financial, Inc.	600	91,848
SoFi Technologies, Inc. (a)	4,146	73,633
Synchrony Financial	1,245	86,042
T Rowe Price Group, Inc.	748	70,783
Visa, Inc. - Class A	5,949	1,904,513
		7,573,887

Electric - 3.3%
Alliant Energy Corp.	863	62,429
Ameren Corp.	912	103,311
American Electric Power Co., Inc.	1,846	247,032
CenterPoint Energy, Inc.	2,223	96,701
CMS Energy Corp.	1,043	81,427
Consolidated Edison, Inc.	1,258	141,550
Constellation Energy Corp.	1,076	354,951
Dominion Energy, Inc.	2,983	188,347
DTE Energy Co.	688	101,989
Duke Energy Corp.	2,721	356,043
Edison International	1,309	97,835
Entergy Corp.	1,548	165,806
Evergy, Inc.	787	65,840
Eversource Energy	1,300	99,073
Exelon Corp.	3,523	174,283
FirstEnergy Corp.	1,974	100,990
NextEra Energy, Inc.	7,318	686,209
NRG Energy, Inc.	627	112,208
PG&E Corp.	7,600	144,400
PPL Corp.	2,570	100,179
Public Service Enterprise Group, Inc.	1,744	150,106
Sempra	2,274	218,918
Southern Co.	3,826	372,576
Vistra Corp.	1,144	198,930
WEC Energy Group, Inc.	1,114	130,293
Xcel Energy, Inc.	2,054	171,221
		4,722,647

Electrical Components & Equipment - 0.7%
AMETEK, Inc.	789	188,745

The accompanying notes are an integral part of these financial statements.	7

Schedules of Investments & Written Options Contracts	Defiance ETFs

February 28, 2026 (Unaudited)

Eaton Corp. PLC	1,360	511,251
Emerson Electric Co.	1,966	296,374
		996,370

Electronics - 1.6%
Amphenol Corp. - Class A	4,292	626,889
Coherent Corp. (a)	414	107,197
Fortive Corp.	1,154	68,317
Garmin, Ltd.	559	141,332
Honeywell International, Inc.	2,223	541,500
Hubbell, Inc.	173	88,512
Jabil, Inc.	339	89,832
Keysight Technologies, Inc. (a)	581	178,559
Mettler-Toledo International, Inc. (a)	66	90,201
TE Connectivity PLC	1,020	234,753
Trimble, Inc. (a)	810	54,165
		2,221,257

Energy - Alternate Sources - 0.0% (b)
First Solar, Inc. (a)	331	65,273

Engineering & Construction - 0.2%
Comfort Systems USA, Inc.	113	161,519
EMCOR Group, Inc.	144	104,345
Jacobs Solutions, Inc.	374	51,560
		317,424

Entertainment - 0.1%
Live Nation Entertainment, Inc. (a)	537	87,069

Environmental Control - 0.4%
Republic Services, Inc.	672	153,888
Veralto Corp.	839	81,744
Waste Management, Inc.	1,381	332,600
		568,232

Food - 0.7%
General Mills, Inc.	1,841	83,268
Hershey Co.	507	119,794
Hormel Foods Corp.	1,259	32,230
Kraft Heinz Co.	4,137	101,812
Kroger Co.	2,367	161,524
McCormick & Co., Inc.	862	61,237
Mondelez International, Inc. - Class A	4,504	277,356
Sysco Corp.	1,639	149,411
Tyson Foods, Inc. - Class A	912	59,271
		1,045,903

Forest Products & Paper - 0.1%
International Paper Co.	1,962	85,445

Gas - 0.1%
Atmos Energy Corp.	548	102,361
NiSource, Inc.	1,605	75,916
		178,277

The accompanying notes are an integral part of these financial statements.	8

Schedules of Investments & Written Options Contracts	Defiance ETFs

February 28, 2026 (Unaudited)

Hand & Machine Tools - 0.0% (b)
Stanley Black & Decker, Inc.	534	46,186

Healthcare - Products - 3.6%
Abbott Laboratories	6,091	708,688
Agilent Technologies, Inc.	982	119,195
Boston Scientific Corp. (a)	5,177	397,852
Cooper Cos., Inc. (a)	660	55,222
Danaher Corp.	2,247	473,308
Edwards Lifesciences Corp. (a)	1,972	170,519
GE HealthCare Technologies, Inc.	1,575	132,725
Hologic, Inc. (a)	769	57,952
IDEXX Laboratories, Inc. (a)	272	178,631
Insulet Corp. (a)	244	60,173
Intuitive Surgical, Inc. (a)	1,235	621,835
Medtronic PLC	4,477	437,224
Natera, Inc. (a)	425	88,417
ResMed, Inc.	506	129,668
STERIS PLC	327	82,518
Stryker Corp.	1,250	484,325
Thermo Fisher Scientific, Inc.	1,318	686,823
Waters Corp. (a)	318	101,478
West Pharmaceutical Services, Inc.	248	63,076
Zimmer Biomet Holdings, Inc.	649	63,887
		5,113,516

Healthcare - Services - 1.5%
Centene Corp. (a)	1,644	73,783
Cigna Group	915	265,185
Elevance Health, Inc.	768	245,760
HCA Healthcare, Inc.	556	294,513
Humana, Inc.	393	74,882
ICON PLC (a)	263	28,441
IQVIA Holdings, Inc. (a)	576	102,995
Labcorp Holdings, Inc.	279	80,665
Quest Diagnostics, Inc.	356	75,440
UnitedHealth Group, Inc.	3,175	931,132
		2,172,796

Home Builders - 0.3%
DR Horton, Inc.	990	158,786
Lennar Corp. - Class A	754	86,228
NVR, Inc. (a)	9	67,660
PulteGroup, Inc.	637	87,396
		400,070

Household Products & Wares - 0.2%
Avery Dennison Corp.	263	51,640
Church & Dwight Co., Inc.	824	86,405
Clorox Co.	385	48,957
Kimberly-Clark Corp.	1,133	126,261
		313,263

Insurance - 4.2%
Aflac, Inc.	1,718	194,014
Allstate Corp.	885	189,850
American International Group, Inc.	1,979	159,290

The accompanying notes are an integral part of these financial statements.	9

Schedules of Investments & Written Options Contracts	Defiance ETFs

February 28, 2026 (Unaudited)

Aon PLC - Class A	730	244,893
Arthur J Gallagher & Co.	866	197,621
Berkshire Hathaway, Inc. - Class B (a)	4,822	2,434,869
Brown & Brown, Inc.	1,014	72,825
Chubb Ltd.	1,374	468,342
Cincinnati Financial Corp.	530	86,909
CNA Financial Corp.	877	42,113
Fidelity National Financial, Inc.	862	45,583
Hartford Insurance Group, Inc.	972	136,887
Loews Corp.	574	63,151
Markel Group, Inc. (a)	40	82,899
Marsh & McLennan Cos., Inc.	1,708	318,952
MetLife, Inc.	1,981	142,771
Principal Financial Group, Inc.	761	72,615
Progressive Corp.	2,038	435,439
Prudential Financial, Inc.	1,218	119,827
Travelers Cos., Inc.	770	237,653
W R Berkley Corp.	1,010	72,417
Willis Towers Watson PLC	315	96,128
		5,915,048

Internet - 3.3%
Airbnb, Inc. - Class A (a)	1,469	198,477
AppLovin Corp. - Class A (a)	777	337,816
Booking Holdings, Inc.	105	445,132
CDW Corp.	421	51,631
Coupang, Inc. - Class A (a)	4,634	88,417
DoorDash, Inc. - Class A (a)	1,220	215,293
eBay, Inc.	1,563	142,014
Expedia Group, Inc. - Class A	380	81,962
Gen Digital, Inc.	1,959	44,215
GoDaddy, Inc. - Class A (a)	427	37,217
Grab Holdings Ltd. - Class A (a)	8,522	35,963
Netflix, Inc. (a)	14,835	1,427,720
Palo Alto Networks, Inc. (a)	2,772	412,819
Pinterest, Inc. - Class A (a)	2,055	35,202
Reddit, Inc. - Class A (a)	411	59,928
Robinhood Markets, Inc. - Class A (a)	2,622	198,879
Spotify Technology SA (a)	516	265,709
Uber Technologies, Inc. (a)	7,054	532,013
VeriSign, Inc.	310	70,661
		4,681,068

Iron & Steel - 0.2%
Nucor Corp.	788	139,381
Steel Dynamics, Inc.	442	85,364
		224,745

Leisure Time - 0.3%
Carnival Corp.	3,703	116,829
Royal Caribbean Cruises Ltd.	883	274,578
		391,407

Lodging - 0.4%
Hilton Worldwide Holdings, Inc.	789	245,994
Las Vegas Sands Corp.	1,055	59,840
Marriott International, Inc. - Class A	769	262,790
		568,624

The accompanying notes are an integral part of these financial statements.	10

Schedules of Investments & Written Options Contracts	Defiance ETFs

February 28, 2026 (Unaudited)

Machinery - Construction & Mining - 1.7%
Bloom Energy Corp. - Class A (a)	743	115,663
Caterpillar, Inc.	1,638	1,216,755
GE Vernova, Inc.	942	822,931
Vertiv Holdings Co. - Class A	1,302	331,867
		2,487,216

Machinery - Diversified - 1.0%
Deere & Co.	874	550,367
Dover Corp.	441	99,445
IDEX Corp.	257	53,834
Ingersoll Rand, Inc.	1,348	126,901
Otis Worldwide Corp.	1,335	123,568
Rockwell Automation, Inc.	369	150,349
Westinghouse Air Brake Technologies Corp.	577	152,299
Xylem, Inc.	833	107,923
		1,364,686

Media - 1.0%
Charter Communications, Inc. - Class A (a)	301	70,624
Comcast Corp. - Class A	12,696	393,068
FactSet Research Systems, Inc.	110	23,849
Liberty Media Corp.-Liberty Formula One - Class C (a)	765	70,066
Walt Disney Co.	6,261	663,917
Warner Bros Discovery, Inc. (a)	8,167	230,064
		1,451,588

Mining - 0.8%
Anglogold Ashanti PLC	1,761	225,003
Freeport-McMoRan, Inc.	4,994	339,991
Newmont Corp.	3,890	505,700
Southern Copper Corp.	293	64,034
		1,134,728

Miscellaneous Manufacturing - 1.0%
3M Co.	1,829	302,370
Axon Enterprise, Inc. (a)	259	140,482
Entegris, Inc.	521	69,007
Illinois Tool Works, Inc.	1,007	292,664
Parker-Hannifin Corp.	430	433,947
Teledyne Technologies, Inc. (a)	152	103,527
Textron, Inc.	574	56,625
		1,398,622

Office - Business Equipment - 0.0% (b)
Zebra Technologies Corp. - Class A (a)	148	33,146

Oil & Gas - 4.1%
Chevron Corp.	7,124	1,330,478
ConocoPhillips	4,394	498,543
Coterra Energy, Inc.	2,599	79,503
Devon Energy Corp.	2,069	90,064
Diamondback Energy, Inc.	608	105,841
EOG Resources, Inc.	1,870	232,030
EQT Corp.	2,136	131,193

The accompanying notes are an integral part of these financial statements.	11

Schedules of Investments & Written Options Contracts	Defiance ETFs

February 28, 2026 (Unaudited)

Expand Energy Corp.	817	88,171
Exxon Mobil Corp.	14,887	2,270,267
Marathon Petroleum Corp.	1,041	206,337
Occidental Petroleum Corp.	3,419	181,481
Phillips 66	1,370	211,432
Texas Pacific Land Corp.	224	117,441
Valero Energy Corp.	1,046	214,053
		5,756,834

Oil & Gas Services - 0.4%
Baker Hughes Co.	3,425	223,516
Halliburton Co.	2,921	105,156
SLB Ltd.	5,112	262,450
		591,122

Packaging & Containers - 0.1%
Amcor PLC	1,583	76,665
Ball Corp.	978	65,653
Packaging Corp. of America	294	68,249
		210,567

Pharmaceuticals - 7.4%
AbbVie, Inc.	6,235	1,447,019
Becton Dickinson & Co.	997	175,950
Bristol-Myers Squibb Co.	7,132	444,823
Cardinal Health, Inc.	816	187,052
Cencora, Inc.	644	239,658
CVS Health Corp.	4,445	355,155
Dexcom, Inc. (a)	1,330	97,662
Eli Lilly & Co.	2,997	3,152,814
Johnson & Johnson	8,513	2,114,885
McKesson Corp.	422	416,670
Merck & Co., Inc.	8,771	1,086,025
Pfizer, Inc.	19,978	552,392
Viatris, Inc.	3,901	58,242
Zoetis, Inc.	1,527	200,190
		10,528,537

Pipelines - 0.8%
Cheniere Energy, Inc.	739	174,204
Kinder Morgan, Inc.	6,988	232,491
ONEOK, Inc.	2,205	182,508
Targa Resources Corp.	741	174,728
Williams Cos., Inc.	4,251	317,635
		1,081,566

Private Equity - 0.3%
Blackstone, Inc.	2,547	288,753
KKR & Co., Inc.	2,373	208,065
		496,818

Real Estate - 0.2%
CBRE Group, Inc. - Class A (a)	1,024	151,204
CoStar Group, Inc. (a)	1,458	65,070
		216,274

The accompanying notes are an integral part of these financial statements.	12

Schedules of Investments & Written Options Contracts	Defiance ETFs

February 28, 2026 (Unaudited)

Retail - 6.7%
AutoZone, Inc. (a)	54	202,801
Best Buy Co., Inc.	731	45,300
Burlington Stores, Inc. (a)	184	56,464
Carvana Co. (a)	450	150,372
Chipotle Mexican Grill, Inc. (a)	4,641	172,738
Costco Wholesale Corp.	1,557	1,573,800
Darden Restaurants, Inc.	381	81,477
Dollar General Corp.	759	118,586
Dollar Tree, Inc. (a)	666	84,236
Domino’s Pizza, Inc.	99	39,848
Genuine Parts Co.	447	53,309
Home Depot, Inc.	3,512	1,337,089
Lowe’s Cos., Inc.	1,970	521,203
Lululemon Athletica, Inc. (a)	336	62,217
McDonald’s Corp.	2,511	856,402
O’Reilly Automotive, Inc. (a)	2,931	275,162
Ross Stores, Inc.	1,086	223,325
Starbucks Corp.	3,974	389,531
Target Corp.	1,559	177,399
TJX Cos., Inc.	3,925	634,516
Tractor Supply Co.	1,827	94,712
Ulta Beauty, Inc. (a)	146	99,979
Walmart, Inc.	15,405	1,971,070
Williams-Sonoma, Inc.	368	75,679
Yum! Brands, Inc.	933	156,893
		9,454,108

Semiconductors - 10.0%
Advanced Micro Devices, Inc. (a)	5,719	1,145,001
Analog Devices, Inc.	1,716	610,536
Applied Materials, Inc.	2,798	1,041,695
Astera Labs, Inc. (a)	429	50,978
Broadcom, Inc.	16,358	5,227,199
GLOBALFOUNDRIES, Inc. (a)	349	16,595
Intel Corp. (a)	16,779	765,290
KLA Corp.	447	681,474
Lam Research Corp.	4,411	1,031,689
Marvell Technology, Inc.	2,949	240,904
Microchip Technology, Inc.	1,834	136,890
Micron Technology, Inc.	3,964	1,634,635
Monolithic Power Systems, Inc.	148	169,126
ON Semiconductor Corp. (a)	1,376	91,476
QUALCOMM, Inc.	3,743	532,853
Teradyne, Inc.	538	172,176
Texas Instruments, Inc.	3,182	674,934
		14,223,451

Software - 5.0%
Adobe, Inc. (a)	1,471	386,005
Akamai Technologies, Inc. (a)	489	48,113
Atlassian Corp. - Class A (a)	562	42,223
Autodesk, Inc. (a)	741	182,190
Broadridge Financial Solutions, Inc.	381	70,816
Cadence Design Systems, Inc. (a)	941	283,617
Cloudflare, Inc. - Class A (a)	1,077	185,449
CoreWeave, Inc. - Class A (a)	994	79,083

The accompanying notes are an integral part of these financial statements.	13

Schedules of Investments & Written Options Contracts	Defiance ETFs

February 28, 2026 (Unaudited)

Datadog, Inc. - Class A (a)	1,087	121,700
Docusign, Inc. (a)	652	29,386
Electronic Arts, Inc.	780	156,445
Fair Isaac Corp. (a)	75	105,702
Fidelity National Information Services, Inc.	1,800	91,728
Fiserv, Inc. (a)	1,848	115,112
Guidewire Software, Inc. (a)	285	41,416
HubSpot, Inc. (a)	148	39,147
Intuit, Inc.	943	385,715
Jack Henry & Associates, Inc.	249	40,453
MongoDB, Inc. (a)	268	88,030
MSCI, Inc.	251	143,529
Nutanix, Inc. - Class A (a)	864	33,074
Oracle Corp.	5,939	863,531
Palantir Technologies, Inc. - Class A (a)	7,449	1,021,928
Paychex, Inc.	1,106	103,577
PTC, Inc. (a)	379	59,348
ROBLOX Corp. - Class A (a)	2,097	143,980
Roper Technologies, Inc.	355	124,154
Salesforce, Inc.	3,244	631,899
ServiceNow, Inc. (a)	3,653	394,561
Snowflake, Inc. - Class A (a)	1,118	188,282
SS&C Technologies Holdings, Inc.	731	55,037
Strategy, Inc. - Class A (a)	905	117,197
Synopsys, Inc. (a)	638	264,132
Take-Two Interactive Software, Inc. (a)	574	121,389
Twilio, Inc. - Class A (a)	503	60,843
Tyler Technologies, Inc. (a)	126	44,691
Veeva Systems, Inc. - Class A (a)	521	94,827
Workday, Inc. - Class A (a)	734	98,180
Zoom Communications, Inc. - Class A (a)	898	66,398
		7,122,887

Telecommunications - 3.1%
Arista Networks, Inc. (a)	3,648	487,008
AT&T, Inc.	24,932	698,345
Ciena Corp. (a)	486	169,468
Cisco Systems, Inc.	14,014	1,113,553
Corning, Inc.	2,751	413,695
Credo Technology Group Holding Ltd. (a)	542	60,850
Motorola Solutions, Inc.	579	279,229
T-Mobile US, Inc.	1,723	374,046
Ubiquiti, Inc.	10	7,670
Verizon Communications, Inc.	14,842	744,178
		4,348,042

Transportation - 1.4%
CSX Corp.	6,498	277,400
Expeditors International of Washington, Inc.	431	62,508
FedEx Corp.	754	291,798
JB Hunt Transport Services, Inc.	265	61,854
Norfolk Southern Corp.	839	264,067
Old Dominion Freight Line, Inc.	610	123,860
Union Pacific Corp.	2,084	552,218
United Parcel Service, Inc. - Class B	2,571	298,133
		1,931,838

The accompanying notes are an integral part of these financial statements.	14

Schedules of Investments & Written Options Contracts	Defiance ETFs

February 28, 2026 (Unaudited)

Water - 0.1%
American Water Works Co., Inc.	652	88,692
TOTAL COMMON STOCKS (Cost $127,964,036)		136,587,505

REAL ESTATE INVESTMENT TRUSTS - 2.8%
American Tower Corp.	1,601	307,168
Annaly Capital Management, Inc.	2,361	54,870
AvalonBay Communities, Inc.	492	87,197
Camden Property Trust	347	37,594
Crown Castle, Inc.	1,516	135,743
Digital Realty Trust, Inc.	1,168	206,970
Equinix, Inc.	338	329,300
Equity LifeStyle Properties, Inc.	639	42,915
Equity Residential	1,301	82,236
Essex Property Trust, Inc.	188	47,961
Extra Space Storage, Inc.	735	111,007
Healthpeak Properties, Inc.	2,433	43,015
Host Hotels & Resorts, Inc.	2,353	46,095
Invitation Homes, Inc.	2,114	55,683
Iron Mountain, Inc.	1,021	110,605
Mid-America Apartment Communities, Inc.	371	49,662
Prologis, Inc.	3,236	461,356
Public Storage	594	182,394
Realty Income Corp.	3,219	215,673
Regency Centers Corp.	613	48,427
SBA Communications Corp.	342	68,797
Simon Property Group, Inc.	1,100	224,235
Sun Communities, Inc.	387	52,810
UDR, Inc.	1,115	41,812
Ventas, Inc.	1,586	136,650
VICI Properties, Inc.	3,681	111,203
Welltower, Inc.	2,409	498,952
Weyerhaeuser Co.	2,434	59,706
WP Carey, Inc.	754	56,286
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,586,250)		3,906,322

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS - 0.9%
First American Government Obligations Fund - Class X, 3.60% (c)	1,319,830	1,319,830
TOTAL MONEY MARKET FUNDS (Cost $1,319,830)		1,319,830

TOTAL INVESTMENTS - 99.9% (Cost $132,870,116)		141,813,657
Other Assets in Excess of Liabilities - 0.1%		133,218
TOTAL NET ASSETS - 100.0%		$141,946,875

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.

(b)	Represents less than 0.05% of net assets.

(c)	The rate shown represents the 7-day annualized yield as of February 28, 2026.

The accompanying notes are an integral part of these financial statements.	15

Schedules of Investments & Written Options Contracts	Defiance ETFs

February 28, 2026 (Unaudited)

Defiance Nasdaq 100 Income Target ETF

Schedule of Investments

February 28, 2026 (Unaudited)

EXCHANGE TRADED FUNDS - 97.9%		Shares	Value
Invesco QQQ Trust Series 1 (a)(b)		59,100	$35,890,839
TOTAL EXCHANGE TRADED FUNDS (Cost $30,150,178)			35,890,839

PURCHASED OPTIONS - 0.4% (c)	Notional Amount	Contracts
Call Options - 0.4%
Nasdaq 100 Index, Expiration: 03/02/2026; Exercise Price: $24,990.00 (d)(e)	$37,440,060	15	158,550
TOTAL PURCHASED OPTIONS (Cost $165,134)			158,550

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS - 0.4%		Shares
First American Government Obligations Fund - Class X, 3.60% (f)		149,961	149,961
TOTAL MONEY MARKET FUNDS (Cost $149,961)			149,961

TOTAL INVESTMENTS - 98.7% (Cost $30,465,273)			36,199,350
Other Assets in Excess of Liabilities - 1.3%			465,954
TOTAL NET ASSETS - 100.0%			$36,665,304

Percentages are stated as a percent of net assets.

(a)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
(b)	All or a portion of the security has been pledged as collateral for written options. The fair value of assets committed as collateral as of February 28, 2026 was $10,493,971.

(c)	Non-income producing security.

(d)	Exchange-traded.

(e)	100 shares per contract.

(f)	The rate shown represents the 7-day annualized yield as of February 28, 2026.

Defiance Nasdaq 100 Income Target ETF

 Schedule of Written Options

 February 28, 2026 (Unaudited)

WRITTEN OPTIONS - (0.5)%	Notional Amount	Contracts	Value
Call Options - (0.5)%
Nasdaq 100 Index, Expiration: 03/02/2026; Exercise Price: $24,950.00 (a)(b)	$(37,440,060)	(15)	$(192,375)
TOTAL WRITTEN OPTIONS (Premiums received $198,331)			$(192,375)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

The accompanying notes are an integral part of these financial statements.	16

Schedules of Investments & Written Options Contracts	Defiance ETFs

February 28, 2026 (Unaudited)

Defiance Nasdaq 100 LightningSpread Income ETF

Schedule of Investments

February 28, 2026 (Unaudited)

PURCHASED OPTIONS - 91.8% (a)	Notional Amount	Contracts	Value
Call Options - 91.6% (b)(c)
Nasdaq 100 Micro Index, Expiration: 12/18/2026; Exercise Price: $10.44	$24,960	1	$23,940
Nasdaq 100 Stock Index, Expiration: 12/18/2026; Exercise Price: $2,001.44	29,952,048	12	27,627,392
Total Call Options			27,651,332

Put Options - 0.2%
Nasdaq 100 Stock Index, Expiration: 03/02/2026; Exercise Price: $24,830.00 (b)(c)	14,976,024	6	59,580
TOTAL PURCHASED OPTIONS (Cost $27,174,701)			27,710,912

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS - 5.2%		Shares
First American Government Obligations Fund - Class X, 3.60% (d)		1,560,003	1,560,003
TOTAL MONEY MARKET FUNDS (Cost $1,560,003)			1,560,003

U.S. TREASURY BILLS - 0.9%		Par
3.64%, 08/06/2026 (e)(f)		$282,000	277,684
TOTAL U.S. TREASURY BILLS (Cost $277,624)			277,684

TOTAL INVESTMENTS - 97.9% (Cost $29,012,328)			29,548,599
Other Assets in Excess of Liabilities - 2.1%			627,913
TOTAL NET ASSETS - 100.0%			$30,176,512

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	100 shares per contract.

(c)	Exchange-traded.

(d)	The rate shown represents the 7-day annualized yield as of February 28, 2026.

(e)	The rate shown is the annualized yield as of February 28, 2026.

(f)	All or a portion of the security has been pledged as collateral for written options. The fair value of assets committed as collateral as of February 28, 2026 was $277,671.

Defiance Nasdaq 100 LightningSpread Income ETF

Schedule of Written Options

February 28, 2026 (Unaudited)

WRITTEN OPTIONS - (0.3)%	Notional Amount	Contracts	Value
Put Options - (0.3)%
Nasdaq 100 Stock Index, Expiration: 03/02/2026; Exercise Price: $24,960.00 (a)(b)	$(14,976,024)	(6)	$(87,510)
TOTAL WRITTEN OPTIONS (Premiums received $89,388)			$(87,510)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

The accompanying notes are an integral part of these financial statements.	17

Schedules of Investments & Written Options Contracts	Defiance ETFs

February 28, 2026 (Unaudited)

Defiance Nasdaq 100 Weekly Distribution ETF

Schedule of Investments

February 28, 2026 (Unaudited)

PURCHASED OPTIONS - 100.9% (a)	Notional Amount	Contracts	Value
Call Options - 100.9%
Nasdaq 100 Stock Index (b)(c)
Expiration: 03/02/2026; Exercise Price: $25,022.44	$184,704,296	74	$960,446
Expiration: 12/18/2026; Exercise Price: $1,000.34	184,704,296	74	177,571,251
TOTAL PURCHASED OPTIONS (Cost $178,920,230)			178,531,697

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS - 0.2%		Shares
First American Government Obligations Fund - Class X, 3.60% (d)		403,789	403,789
TOTAL MONEY MARKET FUNDS (Cost $403,789)			403,789

TOTAL INVESTMENTS - 101.1% (Cost $179,324,019)			178,935,486
Liabilities in Excess of Other Assets - (1.1)%			(1,999,944)
TOTAL NET ASSETS - 100.0%			$176,935,542

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	Exchange-traded.

(c)	100 shares per contract.

(d)	The rate shown represents the 7-day annualized yield as of February 28, 2026.

Defiance Nasdaq 100 Weekly Distribution ETF

Schedule of Written Options

February 28, 2026 (Unaudited)

WRITTEN OPTIONS - (0.7)%	Notional Amount	Contracts	Value
Call Options - (0.7)%
Nasdaq 100 Stock Index, Expiration: 03/02/2026; Exercise Price: $24,960.04 (a)(b)	$(184,704,296)	(74)	$(1,200,576)
TOTAL WRITTEN OPTIONS (Premiums received $1,200,515)			$(1,200,576)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

Defiance Oil Enhanced Options Income ETF

Schedule of Investments

February 28, 2026 (Unaudited)

U.S. TREASURY BILLS - 76.5%	Par	Value
3.77%, 04/09/2026 (a)(b)	$6,848,000	$6,821,851
3.59%, 05/12/2026 (a)(b)	5,501,000	5,462,152
3.65%, 06/11/2026 (a)(b)	5,336,000	5,282,780
4.02%, 07/09/2026 (a)(b)	9,355,000	9,235,829
3.80%, 08/06/2026 (a)(b)	7,844,000	7,723,928
3.50%, 09/03/2026 (a)(b)	5,002,000	4,912,323
TOTAL U.S. TREASURY BILLS (Cost $39,420,327)		39,438,863

The accompanying notes are an integral part of these financial statements.	18

Schedules of Investments & Written Options Contracts	Defiance ETFs

February 28, 2026 (Unaudited)

MONEY MARKET FUNDS - 17.5%	Shares
First American Government Obligations Fund - Class X, 3.60% (c)	9,031,137	9,031,137
TOTAL MONEY MARKET FUNDS (Cost $9,031,137)		9,031,137

TOTAL INVESTMENTS - 94.0% (Cost $48,451,464)		48,470,000
Other Assets in Excess of Liabilities - 6.0%		3,066,461
TOTAL NET ASSETS - 100.0%		$51,536,461

Percentages are stated as a percent of net assets.

(a)	The rate shown is the annualized yield as of February 28, 2026.

(b)	All or a portion of the security has been pledged as collateral for written options. The fair value of assets committed as collateral as of February 28, 2026 was $14,821,835.

(c)	The rate shown represents the 7-day annualized yield as of February 28, 2026.

Defiance Oil Enhanced Options Income ETF

Schedule of Written Options

February 28, 2026 (Unaudited)

WRITTEN OPTIONS - (3.2)%	Notional Amount	Contracts	Value
Put Options - (3.2)%
United States Oil Fund LP (a)(b)
Expiration: 03/04/2026; Exercise Price: $81.00	$(25,404,500)	(3,100)	$(689,750)
Expiration: 03/04/2026; Exercise Price: $82.00	(26,224,000)	(3,200)	(937,600)
TOTAL WRITTEN OPTIONS (Premiums received $1,531,476)			$(1,627,350)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

Defiance R2000 Weekly Distribution ETF

Schedule of Investments

February 28, 2026 (Unaudited)

PURCHASED OPTIONS - 95.1% (a)	Notional Amount	Contracts	Value
Call Options - 95.1%
Russell 2000 Index (b)(c)
Expiration: 03/02/2026; Exercise Price: $2,640.01	$107,926,801	410	$690,850
Expiration: 12/18/2026; Exercise Price: $200.34	107,926,801	410	98,948,326
TOTAL PURCHASED OPTIONS (Cost $94,812,073)			99,639,176

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS - 4.8%		Shares
First American Government Obligations Fund - Class X, 3.60% (d)		4,980,708	4,980,708
TOTAL MONEY MARKET FUNDS (Cost $4,980,708)			4,980,708

TOTAL INVESTMENTS - 99.9% (Cost $99,792,781)			104,619,884
Other Assets in Excess of Liabilities - 0.1%			73,693
TOTAL NET ASSETS - 100.0%			$104,693,577

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	Exchange-traded.

(c)	100 shares per contract.

(d)	The rate shown represents the 7-day annualized yield as of February 28, 2026.

The accompanying notes are an integral part of these financial statements.	19

Schedules of Investments & Written Options Contracts	Defiance ETFs

February 28, 2026 (Unaudited)

Defiance R2000 Weekly Distribution ETF

Schedule of Written Options

February 28, 2026 (Unaudited)

WRITTEN OPTIONS - (0.8)%	Notional Amount	Contracts	Value
Call Options - (0.8)%
Russell 2000 Index, Expiration: 03/02/2026; Exercise Price: $2,632.36 (a)(b)	$(107,926,801)	(410)	$(831,070)
TOTAL WRITTEN OPTIONS (Premiums received $830,732)			$(831,070)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

Defiance S&P 500 Income Target ETF

Schedule of Investments

February 28, 2026 (Unaudited)

EXCHANGE TRADED FUNDS - 98.1%		Shares	Value
iShares Core S&P 500 ETF (a)(b)		214,175	$147,647,962
TOTAL EXCHANGE TRADED FUNDS (Cost $125,375,515)			147,647,962

PURCHASED OPTIONS - 0.4% (c)	Notional Amount		Contracts
Call Options - 0.4%
S&P 500 Index, Expiration: 03/02/2026; Exercise Price: $6,890.57 (d)(e)	147,895,920	215	650,805
TOTAL PURCHASED OPTIONS (Cost $650,982)			650,805

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS - 0.3%		Shares
First American Government Obligations Fund - Class X, 3.60% (f)		457,568	457,568
TOTAL MONEY MARKET FUNDS (Cost $457,568)			457,568

TOTAL INVESTMENTS - 98.8% (Cost $126,484,065)			148,756,335
Other Assets in Excess of Liabilities - 1.2%			1,789,112
TOTAL NET ASSETS - 100.0%			$150,545,447

Percentages are stated as a percent of net assets.

(a)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
(b)	All or a portion of the security has been pledged as collateral for written options. The fair value of assets committed as collateral as of February 28, 2026 was $55,750,161.

(c)	Non-income producing security.

(d)	Exchange-traded.

(e)	100 shares per contract.

(f)	The rate shown represents the 7-day annualized yield as of February 28, 2026.

Defiance S&P 500 Income Target ETF

Schedule of Written Options

February 28, 2026 (Unaudited)

WRITTEN OPTIONS - (0.5)%	Notional Amount	Contracts	Value
Call Options - (0.5)%
S&P 500 Index, Expiration: 03/02/2026; Exercise Price: $6,878.88 (a)(b)	$(147,895,920)	(215)	$(783,890)
TOTAL WRITTEN OPTIONS (Premiums received $783,713)			$(783,890)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

The accompanying notes are an integral part of these financial statements.	20

Schedules of Investments & Written Options Contracts	Defiance ETFs

February 28, 2026 (Unaudited)

Defiance S&P 500 Weekly Distribution ETF

Schedule of Investments

February 28, 2026 (Unaudited)

PURCHASED OPTIONS - 95.3% (a)	Notional Amount	Contracts	Value
Call Options - 95.3%
S&P 500 Index (b)(c)
Expiration: 03/02/2026; Exercise Price: $6,896.08	$70,164,576	102	$280,704
Expiration: 12/18/2026; Exercise Price: $600.00	70,164,576	102	63,642,900
TOTAL PURCHASED OPTIONS (Cost $63,214,871)			63,923,604

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS - 2.7%		Shares
First American Government Obligations Fund - Class X, 3.60% (d)		1,839,018	1,839,018
TOTAL MONEY MARKET FUNDS (Cost $1,839,018)			1,839,018

TOTAL INVESTMENTS - 98.0% (Cost $65,053,889)			65,762,622
Other Assets in Excess of Liabilities - 2.0%			1,287,384
TOTAL NET ASSETS - 100.0%			$67,050,006

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	Exchange-traded.

(c)	100 shares per contract.

(d)	The rate shown represents the 7-day annualized yield as of February 28, 2026.

Defiance S&P 500 Weekly Distribution ETF

Schedule of Written Options

February 28, 2026 (Unaudited)

WRITTEN OPTIONS - (0.6)%	Notional Amount	Contracts	Value
Call Options - (0.6)%
S&P 500 Index, Expiration: 03/02/2026; Exercise Price: $6,878.88 (a)(b)	$(70,164,576)	(102)	$(371,892)
TOTAL WRITTEN OPTIONS (Premiums received $371,808)			$(371,892)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

The accompanying notes are an integral part of these financial statements.	21

Statements of Assets and Liabilities	Defiance ETFs

February 28, 2026 (Unaudited)

	Defiance AI &	Defiance Gold		Defiance Nasdaq	Defiance Nasdaq 100
	Power	Enhanced Options	Defiance Large	100 Income Target	Lightning Spread
	Infrastructure ETF	Income ETF	Cap ex-Mag 7 ETF	ETF	Income ETF
ASSETS:
Investments, at value (Note 2)	$235,065,856	$34,552,943	$141,813,657	$36,199,350	$29,548,599
Receivable for fund shares sold	1,963,478	–	–	–	–
Receivable for investments sold	368,590	649,413	7,425	841,625	150,802
Dividends receivable	85,281	31,554	161,054	547	3,167
Dividend tax reclaims receivable	937	–	230	–	–
Cash	–	–	6	–	–
Deposit at broker for option contracts	–	5,575,935	–	5,231	799,957
Total assets	237,484,142	40,809,845	141,982,372	37,046,753	30,502,525

LIABILITIES:
Written option, at value	–	618,015	–	192,375	87,510
Payable for investments purchased	3,077,473	33,562	–	165,134	95,930
Payable to Adviser (Note 4)	98,201	29,729	35,497	23,935	24,343
Distributions payable	–	–	–	–	118,230
Interest payable	–	–	–	5	–
Total liabilities	3,175,674	681,306	35,497	381,449	326,013
NET ASSETS	$234,308,468	$40,128,539	$141,946,875	$36,665,304	$30,176,512

NET ASSETS CONSISTS OF:
Paid-in capital	$217,525,988	$34,664,181	$132,283,560	$35,681,047	$30,627,837
Total distributable earnings/(accumulated losses)	16,782,480	5,464,358	9,663,315	984,257	(451,325)
Total net assets	$234,308,468	$40,128,539	$141,946,875	$36,665,304	$30,176,512

Net assets	$234,308,468	$40,128,539	$141,946,875	$36,665,304	$30,176,512
Shares issued and outstanding (a)	8,950,000	2,350,000	6,075,000	2,175,000	700,000
Net asset value per share	$26.18	$17.08	$23.37	$16.86	$43.11

COST:
Investments, at cost	$219,728,896	$34,555,715	$132,870,116	$30,465,273	$29,012,328

PROCEEDS:
Written options premium received	$–	$649,413	$–	$198,331	$89,388

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.	22

Statements of Assets and Liabilities	Defiance ETFs

February 28, 2026 (Unaudited)

	Defiance Nasdaq	Defiance Oil	Defiance R2000		Defiance S&P 500
	100 Weekly	Enhanced Options	Weekly	Defiance S&P 500	Weekly
	Distribution ETF	Income ETF	Distribution ETF	Income Target ETF	Distribution ETF
ASSETS:
Investments, at value (Note 2)	$178,935,486	$48,470,000	$104,619,884	$148,756,335	$65,762,622
Receivable for investments sold	1,200,515	1,531,476	830,732	3,010,616	371,808
Deposit at broker for option contracts	761,750	3,227,202	840,656	–	1,614,270
Dividends receivable	3,320	13,626	7,341	1,458	5,515
Receivable for transaction fee	333	–	–	–	–
Total assets	180,901,404	53,242,304	106,298,613	151,768,409	67,754,215

LIABILITIES:
Written option, at value	1,200,576	1,627,350	831,070	783,890	371,892
Payable for capital shares redeemed	1,667,460	–	–	–	–
Payable for investments purchased	960,507	44,024	691,188	–	280,788
Payable to Adviser (Note 4)	137,319	34,469	82,778	94,869	51,529
Due to broker	–	–	–	344,203	–
Total liabilities	3,965,862	1,705,843	1,605,036	1,222,962	704,209
NET ASSETS	$176,935,542	$51,536,461	$104,693,577	$150,545,447	$67,050,006

NET ASSETS CONSISTS OF:
Paid-in capital	$167,446,547	$48,145,130	$99,662,036	$145,025,478	$63,319,185
Total distributable earnings/(accumulated losses)	9,488,995	3,391,331	5,031,541	5,519,969	3,730,821
Total net assets	$176,935,542	$51,536,461	$104,693,577	$150,545,447	$67,050,006

Net assets	$176,935,542	$51,536,461	$104,693,577	$150,545,447	$67,050,006
Shares issued and outstanding (a)	7,958,308	7,200,000	5,341,648	8,700,000	2,199,979
Net asset value per share	$22.23	$7.16	$19.60	$17.30	$30.48

COST:
Investments, at cost	$179,324,019	$48,451,464	$99,792,781	$126,484,065	$65,053,889

PROCEEDS:
Written options premium received	$1,200,515	$1,531,476	$830,732	$783,713	$371,808

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.	23

Statements of Operations	Defiance ETFs

For the Periods Ended February 28, 2026 (Unaudited)

	Defiance AI &	Defiance Gold			Defiance Nasdaq 100
	Power	Enhanced Options	Defiance Large Cap	Defiance Nasdaq 100	LightningSpread
	Infrastructure ETF	Income ETF	ex-Mag 7 ETF	Income Target ETF	Income ETF(a)
INVESTMENT INCOME:
Dividend income	$289,386	$156,907	$648,133	$84,299	$14,264
Less: issuance fees	(11)	–	(2)	–	–
Less: dividend withholding taxes	(1,406)	–	–	–	–
Interest income	–	370,131	–	197	5,078
Total investment income	287,969	527,038	648,131	84,496	19,342

EXPENSES:
Investment advisory fee (Note 4)	347,015	147,936	136,831	144,924	106,469
Interest expense	–	83	–	4,261	4,015
Total expenses	347,015	148,019	136,831	149,185	110,484
NET INVESTMENT INCOME/(LOSS)	(59,046)	379,019	511,300	(64,689)	(91,142)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(2,183,787)	89	(93,032)	(420,318)	(474,031)
In-kind redemptions	3,688,246	–	119,291	–	–
Written options expired or closed	–	5,440,994	–	(388,229)	(424,301)
Net realized gain (loss)	1,504,459	5,441,083	26,259	(808,547)	(898,332)
Net change in unrealized appreciation (depreciation) on:
Investments	15,462,084	(4,442)	6,351,566	1,835,973	536,271
Written options	–	26,047	–	5,964	1,878
Net change in unrealized appreciation (depreciation)	15,462,084	21,605	6,351,566	1,841,937	538,149
Net realized and unrealized gain (loss)	16,966,543	5,462,688	6,377,825	1,033,390	(360,183)
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS	$16,907,497	$5,841,707	$6,889,125	$968,701	$(451,325)

(a)	Inception date of the Fund was September 17, 2025.

The accompanying notes are an integral part of these financial statements.	24

Statements of Operations	Defiance ETFs

For the Periods Ended February 28, 2026 (Unaudited)

	Defiance Nasdaq 100	Defiance Oil	Defiance R2000		Defiance S&P 500
	Weekly Distribution	Enhanced Options	Weekly Distribution	Defiance S&P 500	Weekly Distribution
	ETF	Income ETF	ETF	Income Target ETF	ETF
INVESTMENT INCOME:
Dividend income	$138,890	$39,528	$135,297	$783,271	$52,032
Interest income	2,098,151	902,808	1,437,484	2,789	747,640
Total investment income	2,237,041	942,336	1,572,781	786,060	799,672

EXPENSES:
Investment advisory fee (Note 4)	963,505	238,630	652,929	530,443	353,548
Interest expense	9,916	8,358	19,236	10,907	4,261
Total expenses	973,421	246,988	672,165	541,350	357,809
NET INVESTMENT INCOME	1,263,620	695,348	900,616	244,710	441,863

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(605,379)	5,549	725,777	(3,327,463)	426,755
Written options expired or closed	10,582,931	3,455,247	(489,944)	1,813,438	2,610,013
Net realized gain (loss)	9,977,552	3,460,796	235,833	(1,514,025)	3,036,768
Net change in unrealized appreciation (depreciation) on:
Investments	(549,438)	(2,272)	4,722,788	7,034,051	644,402
Written options	(100,024)	(88,001)	(31,395)	(57)	(14,680)
Net change in unrealized appreciation (depreciation)	(649,462)	(90,273)	4,691,393	7,033,994	629,722
Net realized and unrealized gain (loss)	9,328,090	3,370,523	4,927,226	5,519,969	3,666,490
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS	$10,591,710	$4,065,871	$5,827,842	$5,764,679	$4,108,353

The accompanying notes are an integral part of these financial statements.	25

Statements of Changes in Net Assets	Defiance ETFs

	Defiance AI & Power Infrastructure		Defiance Gold Enhanced Options
	ETF		Income ETF
	Six-Months ended		Six-Months ended
	February 28, 2026	Period ended	February 28, 2026	Period ended
	(Unaudited)	August 31, 2025(a)	(Unaudited)	August 31, 2025(b)
OPERATIONS:
Net investment income (loss)	$(59,046)	$(72)	$379,019	$36,376
Net realized gain (loss)	1,504,459	179	5,441,083	96,000
Net change in unrealized appreciation (depreciation)	15,462,084	(125,124)	21,605	7,021
Net increase (decrease) in net assets from operations	16,907,497	(125,017)	5,841,707	139,397

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	–	–	(379,019)	(137,727)
From return of capital	(12,756)	–	(6,419,461)	(324,956)
Total distributions to shareholders	(12,756)	–	(6,798,480)	(462,683)

CAPITAL TRANSACTIONS:
Shares sold	232,181,783	9,673,360	36,311,368	5,920,945
Shares redeemed	(24,316,408)	–	(823,715)	–
ETF transaction fees (Note 8)	9	–	–	–
Net increase (decrease) in net assets from capital transactions	207,865,384	9,673,360	35,487,653	5,920,945

NET INCREASE (DECREASE) IN NET ASSETS	224,760,125	9,548,343	34,530,880	5,597,659

NET ASSETS:
Beginning of the period	9,548,343	–	5,597,659	–
End of the period	$234,308,468	$9,548,343	$40,128,539	$5,597,659

SHARES TRANSACTIONS
Shares sold	9,500,000	475,000	2,075,000	325,000
Shares redeemed	(1,025,000)	–	(50,000)	–
Total increase (decrease) in shares outstanding	8,475,000	475,000	2,025,000	325,000

(a)	Inception date of the Fund was July 24, 2025.
(b)	Inception date of the Fund was April 1, 2025.

			Defiance Nasdaq 100 Income Target
	Defiance Large Cap ex-Mag 7 ETF		ETF
	Six-Months ended		Six-Months ended
	February 28, 2026	Period ended	February 28, 2026	Year ended
	(Unaudited)	August 31, 2025(a)	(Unaudited)	August 31, 2025
OPERATIONS:
Net investment income (loss)	$511,300	$286,824	$(64,689)	$(81,086)
Net realized gain (loss)	26,259	157,612	(808,547)	(861,268)
Net change in unrealized appreciation (depreciation)	6,351,566	2,591,975	1,841,937	3,711,266
Net increase (decrease) in net assets from operations	6,889,125	3,036,411	968,701	2,768,912

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(511,300)	(22,320)	–	(2,616,172)
From return of capital	(11,329)	–	(3,579,818)	(1,347,786)
Total distributions to shareholders	(522,629)	(22,320)	(3,579,818)	(3,963,958)

CAPITAL TRANSACTIONS:
Shares sold	97,136,640	37,517,998	11,357,698	16,610,987
Shares redeemed	(550,472)	(1,537,883)	–	–
ETF transaction fees (Note 8)	5	–	2,596	4,983
Net increase (decrease) in net assets from capital transactions	96,586,173	35,980,115	11,360,294	16,615,970

NET INCREASE (DECREASE) IN NET ASSETS	102,952,669	38,994,206	8,749,177	15,420,924

NET ASSETS:
Beginning of the period	38,994,206	–	27,916,127	12,495,203

The accompanying notes are an integral part of these financial statements.	26

Statements of Changes in Net Assets	Defiance ETFs

			Defiance Nasdaq 100 Income Target
	Defiance Large Cap ex-Mag 7 ETF		ETF
	Six-Months ended		Six-Months ended
	February 28, 2026	Period ended	February 28, 2026	Year ended
	(Unaudited)	August 31, 2025(a)	(Unaudited)	August 31, 2025
End of the period	$141,946,875	$38,994,206	$36,665,304	$27,916,127

SHARES TRANSACTIONS
Shares sold	4,300,000	1,875,000	625,000	900,000
Shares redeemed	(25,000)	(75,000)	–	–
Total increase (decrease) in shares outstanding	4,275,000	1,800,000	625,000	900,000

(a)	Inception date of the Fund was October 21, 2024.

	Defiance Nasdaq
	100
	LightningSpread	Defiance Nasdaq 100 Weekly
	Income ETF	Distribution ETF
	Period ended
	February 28,	Six-Months ended
	2026(a)	February 28, 2026	Year ended
	(Unaudited)	(Unaudited)	August 31, 2025
OPERATIONS:
Net investment income (loss)	$(91,142)	$1,263,620	$5,596,593
Net realized gain (loss)	(898,332)	9,977,552	9,360,275
Net change in unrealized appreciation (depreciation)	538,149	(649,462)	(400,654)
Net increase (decrease) in net assets from operations	(451,325)	10,591,710	14,556,214

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	–	(1,263,620)	(15,154,919)
From return of capital	(4,424,940)	(34,006,412)	(76,104,934)
Total distributions to shareholders	(4,424,940)	(35,270,032)	(91,259,853)

CAPITAL TRANSACTIONS:
Shares sold	37,216,200	42,652,937	130,549,133
Shares redeemed	(2,163,423)	(27,091,587)	(79,521,483)
ETF transaction fees (Note 8)	–	13,949	42,014
Net increase (decrease) in net assets from capital transactions	35,052,777	15,575,299	51,069,664

NET INCREASE (DECREASE) IN NET ASSETS	30,176,512	(9,103,023)	(25,633,975)

NET ASSETS:
Beginning of the period	–	186,038,565	211,672,540
End of the period	$30,176,512	$176,935,542	$186,038,565

SHARES TRANSACTIONS
Shares sold	750,000	1,725,000	4,525,000
Shares redeemed	(50,000)	(1,150,000)	(2,475,000)
Total increase (decrease) in shares outstanding	700,000	575,000	2,050,000

(a)	Inception date of the Fund was September 17, 2025.

	Defiance Oil Enhanced Options Income		Defiance R2000 Weekly Distribution
	ETF		ETF
	Six-Months ended		Six-Months ended
	February 28, 2026	Year ended	February 28, 2026	Year ended
	(Unaudited)	August 31, 2025	(Unaudited)	August 31, 2025
OPERATIONS:
Net investment income (loss)	$695,348	$877,326	$900,616	$3,903,029
Net realized gain (loss)	3,460,796	1,156,387	235,833	6,989,682
Net change in unrealized appreciation (depreciation)	(90,273)	(4,653)	4,691,393	(71,508)

The accompanying notes are an integral part of these financial statements.	27

Statements of Changes in Net Assets	Defiance ETFs

	Defiance Oil Enhanced Options Income		Defiance R2000 Weekly Distribution
	ETF		ETF
	Six-Months ended		Six-Months ended
	February 28, 2026	Year ended	February 28, 2026	Year ended
	(Unaudited)	August 31, 2025	(Unaudited)	August 31, 2025
Net increase (decrease) in net assets from operations	4,065,871	2,029,060	5,827,842	10,821,203

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(695,348)	(1,189,176)	(900,616)	(11,141,547)
From return of capital	(12,665,307)	(21,338,379)	(27,675,615)	(64,913,865)
Total distributions to shareholders	(13,360,655)	(22,527,555)	(28,576,231)	(76,055,412)

CAPITAL TRANSACTIONS:
Shares sold	10,561,935	70,133,013	39,052,282	106,889,570
Shares redeemed	(7,124,295)	(4,795,400)	(53,435,715)	(31,198,750)
ETF transaction fees (Note 8)	3,538	14,985	18,497	27,618
Net increase (decrease) in net assets from capital transactions	3,441,178	65,352,598	(14,364,936)	75,718,438

NET INCREASE (DECREASE) IN NET ASSETS	(5,853,606)	44,854,103	(37,113,325)	10,484,229

NET ASSETS:
Beginning of the period	57,390,067	12,535,964	141,806,902	131,322,673
End of the period	$51,536,461	$57,390,067	$104,693,577	$141,806,902

SHARES TRANSACTIONS
Shares sold	1,450,000	6,525,000	1,800,000	3,850,000
Shares redeemed	(1,050,000)	(475,000)	(2,600,000)	(975,000)
Total increase (decrease) in shares outstanding	400,000	6,050,000	(800,000)	2,875,000

			Defiance S&P 500 Weekly Distribution
	Defiance S&P 500 Income Target ETF		ETF
	Six-Months ended		Six-Months ended
	February 28, 2026	Year ended	February 28, 2026	Year ended
	(Unaudited)	August 31, 2025	(Unaudited)	August 31, 2025
OPERATIONS:
Net investment income (loss)	$244,710	$358,858	$441,863	$2,596,685
Net realized gain (loss)	(1,514,025)	(2,834,986)	3,036,768	4,308,706
Net change in unrealized appreciation (depreciation)	7,033,994	12,622,140	629,722	(288,531)
Net increase (decrease) in net assets from operations	5,764,679	10,146,012	4,108,353	6,616,860

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(244,710)	(10,131,236)	(441,863)	(6,952,099)
From return of capital	(12,881,195)	(8,246,842)	(10,713,376)	(25,273,525)
Total distributions to shareholders	(13,125,905)	(18,378,078)	(11,155,239)	(32,225,624)

CAPITAL TRANSACTIONS:
Shares sold	47,587,710	94,094,355	3,352,378	32,743,857
Shares redeemed	(859,710)	(25,417,315)	(2,383,435)	(34,511,278)
ETF transaction fees (Note 8)	14,534	35,855	1,147	13,451
Net increase (decrease) in net assets from capital transactions	46,742,534	68,712,895	970,090	(1,753,970)

NET INCREASE (DECREASE) IN NET ASSETS	39,381,308	60,480,829	(6,076,796)	(27,362,734)

NET ASSETS:
Beginning of the period	111,164,139	50,683,310	73,126,802	100,489,536
End of the period	$150,545,447	$111,164,139	$67,050,006	$73,126,802

SHARES TRANSACTIONS
Shares sold	2,675,000	4,900,000	100,000	850,000
Shares redeemed	(50,000)	(1,350,000)	(75,000)	(850,000)
Total increase (decrease) in shares outstanding	2,625,000	3,550,000	25,000	–

The accompanying notes are an integral part of these financial statements.	28

Financial Highlights	Defiance ETFs

For a share outstanding throughout the periods presented

Defiance AI & Power Infrastructure ETF
	Six-Months
	ended
	February 28,	Period ended
	2026	August 31,
	(Unaudited)	2025(a)
PER SHARE DATA:

Net asset value, beginning of period	$20.10	$20.00

INVESTMENT OPERATIONS:
Net investment loss (b)	(0.01)	(0.00) (c)
Net realized and unrealized gain (loss) on investments (d)	6.09	0.10
Total from investment operations	6.08	0.10

LESS DISTRIBUTIONS FROM:
Return of capital	(0.00)(c)	–
Total distributions	(0.00)(c)	–

ETF transaction fees per share	0.00 (c)	–
Net asset value, end of period	$26.18	$20.10

TOTAL RETURN (e)	30.25%	0.51%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$234,308	$9,548
Ratio of expenses to average net assets (f)	0.69%	0.69%
Ratio of net investment income (loss) to average net assets (f)	(0.12)%	(0.01)%
Portfolio turnover rate (e)(g)	11%	0%(h)

(a)	Inception date of the Fund was July 24, 2025.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Amount represents less than $0.005 per share.

(d)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	Portfolio turnover rate excludes in-kind transactions, if any.

(h)	Amount represents less than 0.5%.

The accompanying notes are an integral part of these financial statements.	29

Financial Highlights	Defiance ETFs

For a share outstanding throughout the periods presented

Defiance Gold Enhanced Options Income ETF

	Six-Months
	ended
	February 28,	Period ended
	2026	August 31,
	(Unaudited)	2025(a)
PER SHARE DATA:

Net asset value, beginning of period	$17.22	$20.00

INVESTMENT OPERATIONS:
Net investment income (b)(c)	0.21	0.24
Net realized and unrealized gain (loss) on investments (d)	3.49	0.20
Total from investment operations	3.70	0.44

LESS DISTRIBUTIONS FROM:
Net investment income	(0.21)	(0.54)
Net realized gains	–	(0.42)
Return of capital	(3.63)	(2.26)
Total distributions	(3.84)	(3.22)
Net asset value, end of period	$17.08	$17.22

TOTAL RETURN (e)	24.01%	2.66%

SUPPLEMENTAL DATA AND RATIOS: (f)
Net assets, end of period (in thousands)	$40,129	$5,598
Ratio of expenses to average net assets (g)	0.99%	1.01%
Ratio of interest expense to average net assets (g)	0.00% (f)	0.02%
Ratio of operational expenses to average net assets excluding interest expense (e)	0.99%	0.99%
Ratio of net investment income (loss) to average net assets (g)	2.54%	3.29%
Portfolio turnover rate (e)(i)	–%	–%

(a)	Inception date of the Fund was April 1, 2025.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(d)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.

(f)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.

(g)	Annualized for periods less than one year.

(h)	Amount represents less than 0.005%.

(i)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.	30

Financial Highlights	Defiance ETFs

For a share outstanding throughout the periods presented

Defiance Large Cap ex-Mag 7 ETF

	Six-Months
	ended
	February 28,	Period ended
	2026	August 31,
	(Unaudited)	2025(a)
PER SHARE DATA:

Net asset value, beginning of period	$21.66	$20.00

INVESTMENT OPERATIONS:
Net investment income (b)	0.15	0.24
Net realized and unrealized gain (loss) on investments (c)	1.68	1.47
Total from investment operations	1.83	1.71

LESS DISTRIBUTIONS FROM:
Net investment income	(0.12)	(0.05)
Return of capital	(0.00) (d)	–
Total distributions	(0.12)	(0.05)

ETF transaction fees per share	0.00 (d)	–
Net asset value, end of period	$23.37	$21.66

TOTAL RETURN (e)	8.41%	8.58%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$141,947	$38,994
Ratio of expenses to average net assets (f)	0.35%	0.35%
Ratio of net investment income (loss) to average net assets (f)	1.31%	1.35%
Portfolio turnover rate (e)(g)	1%	7%

(a)	Inception date of the Fund was October 21, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.
(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.	31

Financial Highlights	Defiance ETFs

For a share outstanding throughout the periods presented

Defiance Nasdaq 100 Income Target ETF

	Six-Months
	ended
	February 28,	Year ended	Period ended
	2026	August 31,	August 31,
	(Unaudited)	2025	2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$18.01	$19.22	$20.00

INVESTMENT OPERATIONS:
Net investment loss (c)	(0.03)	(0.07)	(0.01)
Net realized and unrealized gain (loss) on investments (d)	0.77	2.60	(0.46)
Total from investment operations	0.74	2.53	(0.47)

LESS DISTRIBUTIONS FROM:
Net investment income	–	(1.01)	(0.12)
Net realized gains	–	(1.46)	(0.20)
Return of capital	(1.89)	(1.27)	–
Total distributions	(1.89)	(3.74)	(0.32)

ETF transaction fees per share	0.00 (e)	0.00 (e)	0.01
Net asset value, end of period	$16.86	$18.01	$19.22

TOTAL RETURN (f)	3.97%	15.20%	-2.28%

SUPPLEMENTAL DATA AND RATIOS: (g)
Net assets, end of period (in thousands)	$36,665	$27,916	$12,495
Ratio of expenses to average net assets (h)	0.87%	1.00%	0.88%
Ratio of interest expense to average net assets (h)	0.02%	0.15%	0.03%
Ratio of operational expenses to average net assets excluding interest expense (h)	0.85%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets (h)	(0.38)%	(0.41)%	(0.24)%
Portfolio turnover rate (f)(i)	17%	12%	10%

(a)	Inception date of the Fund was June 20, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.
(d)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.
(e)	Amount represents less than $0.005 per share.
(f)	Not annualized for periods less than one year.
(g)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(h)	Annualized for periods less than one year.
(i)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.	32

Financial Highlights	Defiance ETFs

For a share outstanding throughout the periods presented

Defiance Nasdaq 100 LightningSpread Income ETF

Period ended
February 28,
2026(a)
(Unaudited)
PER SHARE DATA:

Net asset value, beginning of period	$50.00

INVESTMENT OPERATIONS:
Net investment loss (b)	(0.18)
Net realized and unrealized gain (loss) on investments (c)	1.42
Total from investment operations	1.24

LESS DISTRIBUTIONS FROM:
Return of capital	(8.13)
Total distributions	(8.13)
Net asset value, end of period	$43.11

TOTAL RETURN (d)	2.20%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$30,177
Ratio of expenses to average net assets (e)	1.03%
Ratio of interest expense to average net assets (e)	0.04%
Ratio of operational expenses to average net assets excluding interest expense (e)	0.99%
Ratio of net investment income (loss) to average net assets (e)	(0.85)%
Portfolio turnover rate (d)(f)	–%

(a)	Inception date of the Fund was September 17, 2025.

(b)	Net investment income per share has been calculated based on average shares outstanding during the period.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.	33

Financial Highlights	Defiance ETFs

For a share outstanding throughout the periods presented

Defiance Nasdaq 100 Weekly Distribution ETF

	Six-Months
	ended
	February 28,	Year ended	Period ended
	2026	August 31,	August 31,
	(Unaudited)	2025	2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$25.20	$39.69	$60.00(h)

INVESTMENT OPERATIONS:
Net investment income (b)	0.16	0.98	1.86
Net realized and unrealized gain (loss) on investments (c)	1.23	0.85	5.53
Total from investment operations	1.39	1.83	7.39

LESS DISTRIBUTIONS FROM:
Net investment income	(0.16)	(1.70)	(4.23)
Net realized gains	–	(1.01)	(3.52)
Return of capital	(4.20)	(13.62)	(19.97)
Total distributions	(4.36)	(16.33)	(27.72)

ETF transaction fees per share	0.00(d)	0.01	0.02
Net asset value, end of period	$22.23	$25.20	$39.69

TOTAL RETURN (e)	5.58%	8.21%	15.89%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$176,936	$186,039	$211,673
Ratio of expenses to average net assets (f)	1.00%	1.01%	1.00%
Ratio of interest expense to average net assets (f)	0.01%	0.02%	0.01%
Ratio of operational expenses to average net assets excluding interest expense (f)	0.99%	0.99%	0.99%
Ratio of net investment income (loss) to average net assets (f)	1.30%	3.37%	4.04%
Portfolio turnover rate (e)(g)	50%	–%	9%

(a)	Inception date of the Fund was September 13, 2023.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	Portfolio turnover rate excludes in-kind transactions, if any.

(h)	During the period ended August 31, 2024, the Fund effected the following reverse stock split: August 1, 2024, 1 for 3. All historical per share information has been retroactively adjusted to reflect this reverse stock split.

The accompanying notes are an integral part of these financial statements.	34

Financial Highlights	Defiance ETFs

For a share outstanding throughout the periods presented

Defiance Oil Enhanced Options Income ETF

	Six-Months
	ended
	February 28,	Year ended	Period ended
	2026	August 31,	August 31,
	(Unaudited)	2025	2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$8.44	$16.71	$20.00

INVESTMENT OPERATIONS:
Net investment income (b)	0.10	0.33	0.23
Net realized and unrealized gain (loss) on investments (c)	0.57	0.87	(0.81)
Total from investment operations	0.67	1.20	(0.58)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.10)	(0.37)	(0.26)
Net realized gains	–	(0.13)	–
Return of capital	(1.85)	(8.98)	(2.46)
Total distributions	(1.95)	(9.48)	(2.72)

ETF transaction fees per share	0.00 (d)	0.01	0.01
Net asset value, end of period	$7.16	$8.44	$16.71

TOTAL RETURN (e)	11.39%	9.11%	-3.43%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$51,536	$57,390	$12,536
Ratio of expenses to average net assets (f)	1.02%	1.11%	1.22%
Ratio of interest expense to average net assets (f)	0.03%	0.12%	0.23%
Ratio of operational expenses to average net assets excluding interest expense (f)	0.99%	0.99%	0.99%
Ratio of net investment income (loss) to average net assets (f)	2.88%	3.06%	4.03%
Portfolio turnover rate (e)(g)	–%	658%	272%

(a)	Inception date of the Fund was May 9, 2024.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.	35

Financial Highlights	Defiance ETFs

For a share outstanding throughout the periods presented

Defiance R2000 Weekly Distribution ETF

	Six-Months
	ended
	February 28,	Year ended	Period ended
	2026	August 31,	August 31,
	(Unaudited)	2025	2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$23.09	$40.20	$60.00(h)

INVESTMENT OPERATIONS:
Net investment income (b)	0.14	0.93	1.61
Net realized and unrealized gain (loss) on investments (c)	0.87	1.02	7.39
Total from investment operations	1.01	1.95	9.00

LESS DISTRIBUTIONS FROM:
Net investment income	(0.14)	(1.70)	(2.72)
Net realized gains	–	(1.09)	(1.74)
Return of capital	(4.36)	(16.28)	(24.37)
Total distributions	(4.50)	(19.07)	(28.83)

ETF transaction fees per share	0.00 (d)	0.01	0.03
Net asset value, end of period	$19.60	$23.09	$40.20

TOTAL RETURN (e)	4.65%	9.19%	17.97%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$104,694	$141,807	$131,323
Ratio of expenses to average net assets (f)	1.02%	1.05%	1.02%
Ratio of interest expense to average net assets (f)	0.03%	0.06%	0.03%
Ratio of operational expenses to average net assets excluding interest expense (f)	0.99%	0.99%	0.99%
Ratio of net investment income (loss) to average net assets (f)	1.37%	3.34%	4.07%
Portfolio turnover rate (e)(g)	71%	5%	–%

(a)	Inception date of the Fund was October 30, 2023.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	Portfolio turnover rate excludes in-kind transactions, if any.

(h)	During the period ended August 31, 2024, the Fund effected the following reverse stock split: August 1, 2024, 1 for 3. All historical per share information has been retroactively adjusted to reflect this reverse stock split.

The accompanying notes are an integral part of these financial statements.	36

Financial Highlights	Defiance ETFs

For a share outstanding throughout the periods presented

Defiance S&P 500 Income Target ETF

	Six-Months
	ended
	February 28,	Year ended	Period ended
	2026	August 31,	August 31,
	(Unaudited)	2025	2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$18.30	$20.07	$20.00

INVESTMENT OPERATIONS:
Net investment income (loss) (c)	0.03	0.07	(0.01)
Net realized and unrealized gain (loss) on investments (d)	0.86	1.97	1.72
Total from investment operations	0.89	2.04	1.71

LESS DISTRIBUTIONS FROM:
Net investment income	(0.04)	(1.02)	(0.52)
Net realized gains	–	(1.09)	(1.14)
Return of capital	(1.85)	(1.71)	–
Total distributions	(1.89)	(3.82)	(1.66)

ETF transaction fees per share	0.00 (e)	0.01	0.02
Net asset value, end of period	$17.30	$18.30	$20.07

TOTAL RETURN (f)	5.03%	11.89%	9.17%

SUPPLEMENTAL DATA AND RATIOS: (g)
Net assets, end of period (in thousands)	$150,545	$111,164	$50,683
Ratio of expenses to average net assets (h)	0.87%	0.89%	0.85%
Ratio of interest expense to average net assets (h)	0.02%	0.04%	0.00% (i)
Ratio of operational expenses to average net assets excluding interest expense (h)	0.85%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets (h)	0.39%	0.39%	(0.13)%
Portfolio turnover rate (f)(j)	10%	31%	85%

(a)	Inception date of the Fund was March 4, 2024.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(d)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(e)	Amount represents less than $0.005 per share.

(f)	Not annualized for periods less than one year.

(g)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.

(h)	Annualized for periods less than one year.

(i)	Amount represents less than 0.005%.

(j)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.	37

Financial Highlights	Defiance ETFs

For a share outstanding throughout the periods presented

Defiance S&P 500 Weekly Distribution ETF

	Six-Months
	ended
	February 28,	Year ended	Period ended
	2026	August 31,	August 31,
	(Unaudited)	2025	2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$33.62	$46.20	$60.00(h)

INVESTMENT OPERATIONS:
Net investment income (b)	0.20	1.27	1.93
Net realized and unrealized gain (loss) on investments (c)	1.68	1.76	5.32
Total from investment operations	1.88	3.03	7.25

LESS DISTRIBUTIONS FROM:
Net investment income	(0.20)	(2.13)	(4.66)
Net realized gains	–	(1.24)	(3.91)
Return of capital	(4.82)	(12.25)	(12.50)
Total distributions	(5.02)	(15.62)	(21.07)

ETF transaction fees per share	0.00 (d)	0.01	0.02
Net asset value, end of period	$30.48	$33.62	$46.20

TOTAL RETURN (e)	5.85%	9.39%	15.25%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$67,050	$73,127	$100,490
Ratio of expenses to average net assets (f)	1.00%	1.03%	1.01%
Ratio of interest expense to average net assets (f)	0.01%	0.04%	0.02%
Ratio of operational expenses to average net assets excluding interest expense (f)	0.99%	0.99%	0.99%
Ratio of net investment income (loss) to average net assets (f)	1.24%	3.39%	3.99%
Portfolio turnover rate (e)(g)	46%	4%	12%

(a)	Inception date of the Fund was September 18, 2023.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	Portfolio turnover rate excludes in-kind transactions, if any.

(h)	During the period ended August 31, 2024, the Fund effected the following reverse stock split: August 1, 2024, 1 for 3. All historical per share information has been retroactively adjusted to reflect this reverse stock split.

The accompanying notes are an integral part of these financial statements.	38

Notes to the Financial Statements	Defiance ETFs

February 28, 2026 (Unaudited)

NOTE 1 – ORGANIZATION

The Defiance ETFs (defined below) (each a “Fund”, and collectively the “Funds”) are each a non-diversified series of Tidal Trust II (the “Trust”), with the exception of the Defiance Large Cap ex-Mag 7 ETF, which is a diversified series of the Trust. The Trust was organized as a Delaware statutory trust on January 13, 2022. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by the Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Fund:	Commencement Date:
Defiance AI & Power Infrastructure ETF (the “AIPO ETF”)	July 24, 2025
Defiance Gold Enhanced Options Income ETF (the “GLDY ETF”)	April 1, 2025
Defiance Large Cap ex-Mag 7 ETF (the “XMAG ETF”)	October 21, 2024
Defiance Nasdaq 100 Income Target ETF (the “QQQT ETF”)	June 20, 2024
Defiance Nasdaq 100 LightningSpread Income ETF (the “QLDY ETF”)	September 17, 2025
Defiance Nasdaq 100 Weekly Distribution ETF (the “QQQY ETF”)	September 13, 2023
Defiance Oil Enhanced Options Income ETF (the “USOY ETF”)	May 9, 2024
Defiance R2000 Weekly Distribution ETF (the “IWMY ETF”)	October 30, 2023
Defiance S&P 500 Income Target ETF (the “SPYT ETF”)	March 4, 2024
Defiance S&P 500 Weekly Distribution ETF (the “WDTE ETF”)	September 18, 2023

The primary investment objective of each Fund, except the AIPO ETF and XMAG ETF, is to seek current income.

The primary investment objective of the AIPO ETF is to seek to track the performance, before fees and expenses, of the MarketVector US Listed AI and Power Infrastructure Index.

The primary investment objective of the XMAG ETF is to seek to track the performance, before fees and expenses, of the BITA US 500 ex-Magnificent 7 Index.

The secondary investment objective of the GLDY ETF is to seek exposure to the performance of SPDR Gold Shares subject to a limit on potential investment gains.

The secondary investment objective of the QQQT ETF & QQQY ETF is to seek exposure to the performance of the Nasdaq 100 Index.

The secondary investment objective of the QLDY ETF is to seek capital appreciation.

The secondary investment objective of the USOY ETF is to seek exposure to the performance of United States Oil Fund, LP (“USO”) subject to a limit on potential investment gains.

The secondary investment objective of the IWMY ETF is to seek exposure to the performance of the Russell 2000 Index.

The secondary investment objective of the SPYT ETF & WDTE ETF is to seek exposure to the performance of the S&P 500 Index.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A. Security Valuation. Equity securities, which may include Real Estate Investment Trusts (“REITs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on The Nasdaq Stock Market, LLC (“The NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on The NASDAQ, The NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Funds are open for business.

Notes to the Financial Statements	Defiance ETFs

February 28, 2026 (Unaudited)

Investments in money market mutual funds are valued at each underlying fund’s published net asset value (“NAV”) per share as of the valuation time. Each underlying money market fund calculates NAV using the amortized cost method (which approximates fair value) as permitted by Rule 2a-7 under the Investment Company Act of 1940.

Debt securities are valued by using an evaluated mean of the bid and ask prices provided by independent pricing agents. The independent pricing agents may employ methodologies that utilize actual market transactions (if the security is actively traded), broker- dealer supplied valuations, or other methodologies designed to identify the market value for such securities. In arriving at valuations, such methodologies generally consider factors such as security prices, yields, maturities, call features, ratings and developments relating to specific securities.

Options contracts are valued using the mean/mid of quoted bid and ask spread prices, as provided by independent pricing vendors. FLexible EXchange® Options (“FLEX Options”) listed on an exchange will typically be valued at a model-based price provided by the exchange at the official close of that exchange’s trading day. However, when the Funds’ options have a same-day market trade price, this same-day market trade price will be used for FLEX Option values instead of the exchange’s model-based price. If the exchange on which the option is traded is unable to provide a model price, model-based FLEX Options prices will additionally be provided by a backup third-party pricing provider. In selecting the model prices, the Adviser may provide a review of the calculation of model prices provided by each vendor, and may note to such vendors of any data errors observed, or where an underlying component value of the model pricing package may be missing or incorrect, prior to publication by the vendor of the model pricing to the Fund Accounting Agent for purposes of that day’s net asset value (“NAV”). If either pricing vendor is not available to provide a model price for that day, the value of a FLEX Option will be determined by the Valuation Designee in accordance with the Valuation Procedures (as defined below). In instances where in the same trading day a particular FLEX Option is both represented in an all-cash basket (either a creation unit or redemption unit), as well as in an in-kind basket (either a creation unit or redemption unit), for valuation purposes that trading day the Funds will default to use the trade price for both instances, rather than using the model price otherwise available for the in-kind transaction.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security.

As described above, the Funds utilize various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Notes to the Financial Statements	Defiance ETFs

February 28, 2026 (Unaudited)

The following is a summary of the inputs used to value each Fund’s investments as of February 28, 2026:

AIPO ETF
	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$228,535,193	$–	$–	$228,535,193
Real Estate Investment Trusts	5,479,647	–	–	5,479,647
Money Market Funds	1,051,016	–	–	1,051,016
Total Investments	$235,065,856	$–	$–	$235,065,856

GLDY ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	$–	$23,993,506	$–	$23,993,506
Money Market Funds	10,559,437	–	–	10,559,437
Total Investments	$10,559,437	$23,993,506	$–	$34,552,943

Liabilities:
Investments:
Written Options	$–	$(618,015)	$–	$(618,015)
Total Investments	$–	$(618,015)	$–	$(618,015)

XMAG ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$136,587,505	$–	$–	$136,587,505
Real Estate Investment Trusts	3,906,322	–	–	3,906,322
Money Market Funds	1,319,830	–	–	1,319,830
Total Investments	$141,813,657	$–	$–	$141,813,657

QQQT ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$35,890,839	$–	$–	$35,890,839
Purchased Options	–	158,550	–	158,550
Money Market Funds	149,961	–	–	149,961
Total Investments	$36,040,800	$158,550	$–	$36,199,350
Liabilities:
Investments:
Written Options	$–	$(192,375)	$–	$(192,375)
Total Investments	$–	$(192,375)	$–	$(192,375)

Notes to the Financial Statements	Defiance ETFs

February 28, 2026 (Unaudited)

QLDY ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$–	$27,710,912	$–	$27,710,912
Money Market Funds	1,560,003	–	–	1,560,003
U.S. Treasury Bills	–	277,684	–	277,684
Total Investments	$1,560,003	$27,988,596	$–	$29,548,599

Liabilities:
Investments:
Written Options	$–	$(87,510)	$–	$(87,510)
Total Investments	$–	$(87,510)	$–	$(87,510)

QQQY ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$–	$178,531,697	$–	$178,531,697
Money Market Funds	403,789	–	–	403,789
Total Investments	$403,789	$178,531,697	$–	$178,935,486

Liabilities:
Investments:
Written Options	$–	$(1,200,576)	$–	$(1,200,576)
Total Investments	$–	$(1,200,576)	$–	$(1,200,576)

USOY ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	$–	$39,438,863	$–	$39,438,863
Money Market Funds	9,031,137	–	–	9,031,137
Total Investments	$9,031,137	$39,438,863	$–	$48,470,000

Liabilities:
Investments:
Written Options	$–	$(1,627,350)	$–	$(1,627,350)
Total Investments	$–	$(1,627,350)	$–	$(1,627,350)

IWMY ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$–	$99,639,176	$–	$99,639,176
Money Market Funds	4,980,708	–	–	4,980,708
Total Investments	$4,980,708	$99,639,176	$–	$104,619,884

Liabilities:
Investments:
Written Options	$–	$(831,070)	$–	$(831,070)
Total Investments	$–	$(831,070)	$–	$(831,070)

Notes to the Financial Statements	Defiance ETFs

February 28, 2026 (Unaudited)

SPYT ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$147,647,962	$–	$–	$147,647,962
Purchased Options	–	650,805	–	650,805
Money Market Funds	457,568	–	–	457,568
Total Investments	$148,105,530	$650,805	$–	$148,756,335

Liabilities:
Investments:
Written Options	$–	$(783,890)	$–	$(783,890)
Total Investments	$–	$(783,890)	$–	$(783,890)

WDTE ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$–	$63,923,604	$–	$63,923,604
Money Market Funds	1,839,018	–	–	1,839,018
Total Investments	$1,839,018	$63,923,604	$–	$65,762,622

Liabilities:
Investments:
Written Options	$–	$(371,892)	$–	$(371,892)
Total Investments	$–	$(371,892)	$–	$(371,892)

Refer to the Schedule of Investments for further disaggregation of investment categories.

B. Derivative Instruments. As the buyer of a call option, each Fund has a right to buy the underlying reference instrument (e.g., a currency or security) at the exercise price at any time during the option period (for American style options). Each Fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire. For example, a Fund may buy call options on underlying reference instruments that it intends to buy with the goal of limiting the risk of a substantial increase in their market price before the purchase is affected. Unless the price of the underlying reference instrument changes sufficiently, a call option purchased by a Fund may expire without any value to the Fund, in which case such Fund would experience a loss to the extent of the premium paid for the option plus related transaction costs.

As the buyer of a put option, each Fund has the right to sell the underlying reference instrument at the exercise price at any time during the option period (for American style options). Like a call option, each Fund may enter into closing sale transactions with respect to put options, exercise them, or permit them to expire. A Fund may buy a put option on an underlying reference instrument owned by the Fund (a protective put) as a hedging technique in an attempt to protect against an anticipated decline in the market value of the underlying reference instrument. Such hedge protection is provided only during the life of the put option when a Fund, as the buyer of the put option, is able to sell the underlying reference instrument at the put exercise price, regardless of any decline in the underlying instrument’s market price. Each Fund may also seek to offset a decline in the value of the underlying reference instrument through appreciation in the value of the put option. Put options may also be purchased with the intent of protecting unrealized appreciation of an instrument when the Adviser deems it desirable to continue to hold the instrument because of tax or other considerations. The premium paid for the put option and any transaction costs would reduce any short-term capital gain that may be available for distribution when the instrument is eventually sold. Buying put options at a time when the buyer does not own the underlying reference instrument allows the buyer to benefit from a decline in the market price of the underlying reference instrument, which generally increases the value of the put option.

If a put option is not terminated in a closing sale transaction when it has remaining value, and if the market price of the underlying reference instrument remains equal to or greater than the exercise price during the life of the put option, the buyer would not make any gain upon exercise of the option and would experience a loss to the extent of the premium paid for the option plus related transaction costs. In order for the purchase of a put option to be profitable, the market price of the underlying reference instrument must decline sufficiently below the exercise price to cover the premium and transaction costs.

Notes to the Financial Statements	Defiance ETFs

February 28, 2026 (Unaudited)

Writing options may permit the writer to generate additional income in the form of the premium received for writing the option. The writer of an option may have no control over when the underlying reference instruments must be sold (in the case of a call option) or purchased (in the case of a put option) because the writer may be notified of exercise at any time prior to the expiration of the option (for American style options). In general, though, options are infrequently exercised prior to expiration. Whether or not an option expires unexercised, the writer retains the amount of the premium. Writing “covered” call options means that the writer owns the underlying reference instrument that is subject to the call option. Call options may also be written on reference instruments that the writer does not own.

If a Fund writes a covered call option, any underlying reference instruments that are held by the Fund and are subject to the call option will be earmarked on the books of such Fund as segregated to satisfy its obligations under the option. A Fund will be unable to sell the underlying reference instruments that are subject to the written call option until it either effects a closing transaction with respect to the written call, or otherwise satisfies the conditions for release of the underlying reference instruments from segregation. As the writer of a covered call option, a Fund gives up the potential for capital appreciation above the exercise price of the option should the underlying reference instrument rise in value. If the value of the underlying reference instrument rises above the exercise price of the call option, the reference instrument will likely be “called away,” requiring a Fund to sell the underlying instrument at the exercise price. In that case, the Fund will sell the underlying reference instrument to the option.

By virtue of each Fund’s investments in option contracts, equity ETFs and equity indices, the Funds are exposed to common stocks indirectly which subjects the Funds to equity market risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Funds invest.

Each Fund has adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

For the periods ended February 28, 2026, each Funds’ monthly average quantity and notional value are described below:

		Average
		Notional Amount
GLDY ETF	Written Options	$(29,171,163)
QQQT ETF	Purchased Options	38,688,957
	Written Options	(38,688,957)
QLDY ETF	Purchased Options	36,756,373
	Written Options	(11,811,375)
QQQY ETF	Purchased Options	388,970,941
	Written Options	(202,266,995)
USOY ETF	Written Options	(50,333,161)
IWMY ETF	Purchased Options	230,192,995
	Written Options	(136,443,665)
SPYT ETF	Purchased Options	138,845,254
	Written Options	(138,845,254)
WDTE ETF	Purchased Options	142,336,655
	Written Options	(74,860,620)

Notes to the Financial Statements	Defiance ETFs

February 28, 2026 (Unaudited)

Statements of Assets & Liabilities

Fair value of derivative instruments as of February 28, 2026:

		Asset Derivatives	Liability Derivatives

Fund:	Purchased Options:	Balance Sheet Location	Written Options:	Balance Sheet Location
		Investments, at value		Written options contracts, at value
AIPO ETF	Equity Risk	$-	Equity Risk	$-
GLDY ETF	Commodity Risk	-	Commodity Risk	618,015
XMAG ETF	Equity Risk	-	Equity Risk	-
QQQT ETF	Equity Risk	158,550	Equity Risk	192,375
QLDY ETF	Equity Risk	27,710,912	Equity Risk	87,510
QQQY ETF	Equity Risk	178,531,697	Equity Risk	1,200,576
USOY ETF	Commodity Risk	-	Commodity Risk	1,627,350
IWMY ETF	Equity Risk	99,639,176	Equity Risk	831,070
SPYT ETF	Equity Risk	650,805	Equity Risk	783,890
WDTE ETF	Equity Risk	63,923,604	Equity Risk	371,892

Statements of Operations

The effect of derivative instruments on the Statements of Operations for the periods ended February 28, 2026:

	Realized Gain (Loss)		Change in Unrealized Appreciation (Depreciation)
Fund:	Purchased Options:	Location:	Purchased Options:	Location:
				Net change in unrealized
		Net realized gain (loss) from		appreciation (depreciation) on
		Investments		Investments
AIPO ETF	Equity Risk	$-	Equity Risk	$-
GLDY ETF	Commodity Risk	-	Commodity Risk	-
XMAG ETF	Equity Risk	-	Equity Risk	-
QQQT ETF	Equity Risk	(348,117)	Equity Risk	(6,576)
QLDY ETF	Equity Risk	(469,951)	Equity Risk	536,212
QQQY ETF	Equity Risk	(799,844)	Equity Risk	(388,533)
USOY ETF	Commodity Risk	-	Commodity Risk	-
IWMY ETF	Equity Risk	592,070	Equity Risk	4,827,102
SPYT ETF	Equity Risk	(3,444,476)	Equity Risk	(57)
WDTE ETF	Equity Risk	359,656	Equity Risk	708,733

Notes to the Financial Statements	Defiance ETFs

February 28, 2026 (Unaudited)

	Realized Gain (Loss)		Change in Unrealized Appreciation (Depreciation)
Fund:	Written Options:	Location:	Written Options:	Location:
				Net change in unrealized
		Net realized gain (loss) from		appreciation (depreciation) on
		Written options contracts		Written options contracts
AIPO ETF	Equity Risk	$-	Equity Risk	$-
GLDY ETF	Commodity Risk	5,440,994	Commodity Risk	26,047
XMAG ETF	Equity Risk	-	Equity Risk	-
QQQT ETF	Equity Risk	(388,229)	Equity Risk	5,964
QLDY ETF	Equity Risk	(424,301)	Equity Risk	1,878
QQQY ETF	Equity Risk	10,582,931	Equity Risk	(100,024)
USOY ETF	Commodity Risk	3,455,247	Commodity Risk	(88,001)
IWMY ETF	Equity Risk	(489,944)	Equity Risk	(31,395)
SPYT ETF	Equity Risk	1,813,438	Equity Risk	(57)
WDTE ETF	Equity Risk	2,610,013	Equity Risk	(14,680)

The Funds are not subject to master netting agreements; therefore, no additional disclosures regarding netting agreements are required.

C. Federal Income Taxes. Each Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to RICs, each Fund intends to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, each Fund is subject to a 4% excise tax that is imposed if a Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one year period generally ending on October 31 of the calendar year (unless an election is made to use the Funds' fiscal year). The Funds generally intend to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Funds may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are available to supplement future distributions. Tax expense is disclosed in the Statements of Operations, if applicable.

As of February 28, 2026, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations.

D.  Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

E.  Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the QLDY ETF are declared and paid twice per week. Distributions to shareholders from net investment income, if any, for the GLDY ETF, QQQY ETF, IWMY ETF, USOY ETF and WDTE ETF are declared and paid weekly. Distributions to shareholders from net investment income, if any, for the QQQT ETF and SPYT ETF are declared and paid monthly. Distributions to shareholders from net investment income, if any, for the AIPO ETF and XMAG ETF are declared and paid annually. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

Notes to the Financial Statements	Defiance ETFs

February 28, 2026 (Unaudited)

F.  Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting periods. Actual results could differ from those estimates.

G. Share Valuation. The net asset value (“NAV”) per Share is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities by the total number of Shares outstanding for each Fund, rounded to the nearest cent. AIPO ETF, GLDY ETF, XMAG ETF, QQQT ETF, QLDY ETF, QQQY ETF and USOY ETF Shares will not be priced on the days on which NASDAQ is closed for trading. IWMY ETF, SPYT ETF, and WDTE ETF Shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

H. Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I.  Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of the value of each Fund’s net assets. An illiquid investment is any security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

J. Derivatives Transactions. Pursuant to Rule 18f-4 under the 1940 Act, the SEC imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation and cover framework arising from prior SEC guidance for covering derivatives and certain financial instruments currently used by funds to comply with Section 18 of the 1940 Act and treats derivatives as senior securities. Under Rule 18f-4, a fund’s derivatives exposure is limited through a value-at-risk test. The Funds whose use of derivatives is more than a limited specified exposure amount are required to establish and maintain a comprehensive derivatives risk management program, subject to oversight by a fund’s board of trustees, and appoint a derivatives risk manager. The Funds implemented a Rule 18f-4 Derivative Risk Management Program that complies with Rule 18f-4.

NOTE 3 – PRINCIPAL INVESTMENT RISKS

Artificial Intelligence Risk (AIPO ETF Only). Issuers engaged in artificial intelligence typically have high research and capital expenditures and, as a result, their profitability can vary widely, if they are profitable at all. The space in which they are engaged is highly competitive and issuers’ products and services may become obsolete very quickly. These companies are heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. The issuers are also subject to legal, regulatory and political changes that may have a large impact on their profitability. A failure in an issuer’s product or even questions about the safety of the product could be devastating to the issuer, especially if it is the marquee product of the issuer. It can be difficult to accurately capture what qualifies as an artificial intelligence company.

Concentration Risk (XMAG ETF Only). To the extent that the Fund concentrates in an industry, it will be subject to the risk that economic, political, or other conditions that have a negative effect on that industry will negatively impact the Fund to a greater extent than if its assets were invested in a wider variety of industries.

Counterparty Risk (GLDY ETF, QQQY ETF, QLDY ETF, QQQT ETF, USOY ETF, IWMY ETF, WDTE ETF & SPYT ETF Only). The Funds are subject to counterparty risk by virtue of their investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, each Fund’s counterparty is a clearing house rather than a bank or broker. Since the Funds are not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Funds will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Funds will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Funds with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of each Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Funds might not be fully protected in the event of the clearing member’s bankruptcy, as the Funds would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Funds are also subject to the risk that a limited number of clearing members are willing to transact on each Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults, the Funds could lose some or all the benefits of a transaction entered into by the Funds with the clearing member. If the Funds cannot find a clearing member to transact with on each Fund’s behalf, the Funds may be unable to effectively implement its investment strategy.

Notes to the Financial Statements	Defiance ETFs

February 28, 2026 (Unaudited)

Derivatives Risk (GLDY ETF, QQQY ETF, QLDY ETF, QQQT ETF, USOY ETF, IWMY ETF, WDTE ETF & SPYT ETF Only). Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs and exchange-traded products (“ETPs”)), interest rates or indices. Each Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Funds use derivatives, there may be an imperfect correlation between the value of the Indices and the derivative, which may prevent the Funds from achieving their investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Funds to losses in excess of those amounts initially invested. In addition, each Fund’s investments in derivatives are subject to the following risk:

● Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Funds in particular, the value of the options contracts in which they invest are substantially influenced by the value of the Indices. The Funds may experience substantial downside from specific option positions and certain option positions held by the Funds may expire worthless. The options held by the Funds are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values of the options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Funds will be determined based on market quotations or other recognized pricing methods.

●	(GLDY ETF and USOY ETF Only). Additionally, each Fund’s practice of rolling may cause each Fund to experience losses if the expiring contracts do not generate proceeds enough to cover the costs of entering into new options contracts. Further, if an option is exercised, the seller (writer) of a put option is obligated to purchase the underlying asset at the strike price, which can result in significant financial and regulatory obligations for each Fund if the market value of the asset has fallen substantially. Furthermore, when each Fund seeks to trade out of puts, especially near expiration, there is an added risk that each Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact each Fund’s liquidity and market exposure, particularly in volatile market conditions.

Equity Market Risk (AIPO ETF & XMAG ETF). Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Funds invest.

Exchange-Traded Fund (“ETF”) Risks.

●	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Funds have a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Funds (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Notes to the Financial Statements	Defiance ETFs

February 28, 2026 (Unaudited)

●	Cash Redemption Risk (GLDY ETF, QQQT ETF, QQQY ETF, USOY ETF, IWMY ETF, SPYT ETF and WDTE ETF Only). Each Fund’s investment strategy may require them to redeem Shares for cash or to otherwise include cash as part of their redemption proceeds. For example, the Funds may not be able to redeem in-kind certain securities held by the Funds (e.g., derivative instruments and bonds that cannot be broken up beyond certain minimum sizes needed for transfer and settlement). In such a case, the Funds may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Funds to recognize a capital gain that they might not have recognized if they had made a redemption in-kind. As a result, the Funds may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Additionally, there may be brokerage costs or taxable gains or losses that may be imposed on the Funds in connection with cash redemptions that may not have occurred if the Funds had made a redemption in-kind. These costs could decrease the value of the Funds to the extent they are not offset by a transaction fee payable by an AP.

●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions or other charges imposed by brokers and bid-ask spreads, which is the cost of the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares, which varies over time for Shares based on trading volume and market liquidity, and the spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●	Management Risk (QQQY ETF, IWMY ETF and WDTE ETF Only). The Funds are subject to management risk because they are actively managed portfolios. In managing each Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Funds will meet their investment objectives.

●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate each Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Funds may trade on foreign exchanges that are closed when the Funds’ primary listing exchange is open, the Funds are likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

●	Trading. Although Shares are listed on a national securities exchange, such as the NYSE Arca, Inc. (“NYSE Arca”) and the NASDAQ (each of NYSE Arca and NASDAQ, an “Exchange”), and may be traded on U.S. exchanges other than the applicable Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of each Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Also, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for each Fund’s underlying portfolio holdings. These adverse effects on liquidity for Shares, in turn, could lead to wider bid-ask spreads and differences between the market price of Shares and the underlying value of those Shares.

GLD Risk (GLDY ETF Only). The Fund invests in options contracts that are based on the value of GLD. This subjects the Fund to certain of the same risks as if it owned shares of GLD, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of GLD, the Fund may also be subject to the following risks:

● GLD Trading Risk. An investment in GLD is subject to substantial risks, in particular, risks associated with investing in the gold market. GLD is subject to market fluctuations influenced by large-scale gold sales, especially during economic crises, which can adversely impact gold prices and, in turn, the investment value of the shares. Historical instances, such as the 2008 financial crisis, demonstrated this volatility, where substantial gold sales led to a marked decrease in its market price. Moreover, large disposals of gold by the official sector – encompassing central banks and other government entities – could result in a supply surplus, potentially diminishing gold’s market value. The valuation of the gold held by GLD is closely tied to the LBMA Gold Price PM. This benchmark is established through a bidding process by various market participants and any inaccuracies in its calculation or modifications to the benchmark process could significantly impact the Trust’s gold valuation and the investment value in shares.

Notes to the Financial Statements	Defiance ETFs

February 28, 2026 (Unaudited)

GLD faces significant custodial and safeguarding risks regarding its gold holdings. There is an inherent danger of these gold bars being lost, damaged, stolen, or becoming inaccessible due to factors such as natural disasters or terrorism. GLD does not insure its gold, and the insurance held by its custodian might not fully cover potential losses. The custodian’s liability is restricted to direct losses from negligence, fraud, or willful default, limited to the gold’s market value at the time of the incident, a constraint that also applies to any subcustodians. Additionally, legal and practical difficulties in foreign jurisdictions could complicate the enforcement of rights or claims. The custodian, not specifically regulated for gold bullion custody, relies on industry best practices and internal controls, which presents a security risk for GLD’s gold. Furthermore, gold in GLD’s unallocated accounts isn’t segregated from the custodian’s assets, thus in the event of the custodian’s insolvency, GLD would be an unsecured creditor, potentially leading to delays and extra costs in recovering allocated gold. These challenges in dealing with subcustodians and the potential complications in legal actions due to the lack of direct contractual arrangements and the intricacies of foreign legal systems highlight the significant custodial risks in investing in GLD shares.

●  Indirect Investments in GLD. GLD is not affiliated with the Trust, the Fund, the Adviser, or its respective affiliates and is not involved with the offering of the Fund in any way and has no obligation to consider your Shares in taking any corporate action that might affect the value of Shares. GLD is not a registered investment company subject to the 1940 Act. Accordingly, investors in GLD (including the Fund via its indirect investments) do not have the protections expressly provided by that statute, including: provisions preventing GLD insiders from managing GLD to their benefit and to the detriment of shareholders; provisions preventing GLD from issuing securities having inequitable or discriminatory provisions; provisions preventing management by irresponsible persons; provisions preventing the use of unsound or misleading methods of computing GLD earnings and asset value; provisions prohibiting suspension of redemptions (except under limited circumstances); provisions limiting fund leverage; provisions imposing a fiduciary duty on fund managers with respect to receipt of compensation for services; and provisions preventing changes in GLD’s character without the consent of shareholders. Investors in the Fund will not have voting rights and will not be able to influence management of GLD but will be exposed to the performance of GLD. Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying ETP but will be subject to declines in the performance of the Underlying ETP. Although the Fund invests in GLD only indirectly, the Fund’s investments are subject to loss as a result of these risks.

●  Gold Performance Risk. Price movements in gold may fluctuate quickly and dramatically, have a historically low correlation with the returns of the stock and bond markets, and may not correlate to the price movements in other asset classes. The price of gold bullion can be significantly affected by international monetary and political developments such as currency devaluation or revaluation, central bank movements, economic and social conditions within a country, transactional or trade imbalances, or trade or currency restrictions between countries. Physical gold bullion has sales commission, storage, insurance and auditing expenses. Additional factors that impact the price of gold include, but are not limited to, overall market movements, changes in interest rates, changes in the global supply and demand for gold, the quantity of gold imports and exports, factors that impact gold production, such as drought, floods and weather conditions, technological advances in the processing and mining of gold and an increase in the hedging of precious metals, such as gold. Investments in gold generally may be speculative and subject to greater price volatility than investments in other types of assets. The price of metals, such as gold, is related to, among other things, worldwide metal prices and extraction and production costs. Worldwide metal prices may fluctuate substantially over short periods of time, and as a result, the Fund’s Share price may be more volatile than other types of investments.

GLD is not an investment company subject to the 1940 Act. Accordingly, investors in the Underlying ETP do not have the protections expressly provided by that statute, including: provisions preventing Underlying ETP insiders from managing the Underlying ETP to their benefit and to the detriment of shareholders; provisions preventing the Underlying ETP from issuing securities having inequitable or discriminatory provisions; provisions preventing management by irresponsible persons; provisions preventing the use of unsound or misleading methods of computing Underlying ETP earnings and asset value; provisions prohibiting suspension of redemptions (except under limited circumstances); provisions limiting fund leverage; provisions imposing a fiduciary duty on fund managers with respect to receipt of compensation for services; and provisions preventing changes in the Underlying ETP’s character without the consent of shareholders. Although the Fund invests in the Underlying ETP only indirectly, the Fund’s investments are subject to loss as a result of these risks.

Notes to the Financial Statements	Defiance ETFs

February 28, 2026 (Unaudited)

Referenced Indices Risk (QQQY ETF, QLDY ETF, QQQT ETF, IWMY ETF, WDTE ETF & SPYT ETF Only). The Funds invest in options contracts that are based on the value of the Indices (or in ETFs that track the Indices’ performance). This subjects the Funds to certain of the same risks as if it owned shares of companies that comprised the Indices or an ETF that tracks the Indices, even though it does not. By virtue of each Fund’s investments in options contracts that are based on the value of the Indices, the Funds may also be subject to the following risks:

● Indirect Investment Risk. The Indices are not affiliated with the Trust, the Funds, the Adviser, the Sub-Adviser, or their respective affiliates and are not involved with this offering in any way. Investors in the Funds will not have the right to receive dividends or other distributions or any other rights with respect to the companies that comprise the Indices but will be subject to declines in the performance of the Indices.

● Indices Trading Risk. The trading price of the Indices may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of companies.

● Nasdaq 100 Index Risks (QQQY ETF, QLDY ETF & QQQT ETF Only). The Index’s major risks stem from its high concentration in the technology sector and significant exposure to high-growth, high-valuation companies. A downturn in the tech industry, whether from regulatory changes, shifts in technology, or competitive pressures, can greatly impact the Index. It’s also vulnerable to geopolitical risks due to many constituent companies having substantial international operations. Since many of these tech companies often trade at high valuations, a shift in investor sentiment could lead to significant price declines.

● Russell 2000 Index Risks (IWMY ETF Only). The Index, which consists of small-cap U.S. companies, is particularly susceptible to economic changes, as these firms often have less financial resilience than larger companies. Market volatility can disproportionately affect these smaller businesses, leading to significant price swings. Additionally, these companies are often more exposed to specific industry risks and have less diverse revenue streams. They can also be more vulnerable to changes in domestic regulatory or policy environments.

● S&P 500 Index Risks (WDTE ETF & SPYT ETF Only). The Index, which includes a broad swath of large U.S. companies, is primarily exposed to overall economic and market conditions. Recession, inflation, and changes in interest rates can significantly impact the Index’s performance. Furthermore, despite its diverse representation, a downturn in a major sector such as technology or financials could notably affect the Index. Geopolitical risks and unexpected global events, like pandemics, can introduce volatility and uncertainty.

Sector and Industry Risk (AIPO ETF Only). To the extent the Fund invests more heavily in particular sectors or industries of the economy, its performance will be especially sensitive to developments that significantly affect those sectors and industries. The Fund may invest a significant portion of its assets in the following sectors and industries and, therefore, the performance of the Fund could be negatively impacted by events affecting each of these sectors and industries:

● Electrical Equipment Industry Risk. The electrical equipment industry can be significantly affected by general economic trends, including employment, economic growth, interest rates, and changes in commodity prices. Electrical equipment companies are subject to the risks of technical obsolescence, and their profitability may be affected by government regulation and spending, import controls and worldwide competition. Companies in these industries also can be adversely affected by liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control. These factors may result in a material adverse impact on the Fund’s portfolio securities and the performance of the Fund.

● Industrials Sector Risk. Companies operating in the industrials sector or issuers in industrials-related industries may be significantly affected by, among other things, worldwide economic growth, changes in supply and demand for specific products and services, product obsolescence, rapid technological developments, international, political and economic developments, environmental issues, tax and governmental regulatory policies, claims for environmental damage or product liability and general economic conditions. Any factors adversely affecting companies in the industrials sector could have a significant adverse impact on the Fund’s performance.

USO Risk (USOY ETF Only). The Fund invests in options contracts that are based on the value of USO. This subjects the Fund to certain of the same risks as if it owned shares of USO, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of USO, the Fund may also be subject to the following risks:

● Investments in USO are subject to unique risks, primarily stemming from the volatile nature of the oil market and the regulatory frameworks governing futures markets. The accountability levels, position limits, and daily price fluctuation limits set by NYMEX and ICE futures, while intended to regulate trading activities, can lead to a significant tracking error for USO. These regulatory measures limit USO’s ability to fully invest in the Benchmark Oil Futures Contract and other oil futures contracts, thus potentially causing substantial divergence between the movements of USO’s share prices and the actual prices of these futures contracts. The oil market’s inherent volatility is further compounded by these trading constraints. Accountability levels serve as thresholds for increased exchange scrutiny, and position limits establish fixed ceilings on the number of futures contracts that can be held. The Commodity Futures Trading Commission’s (CFTC) Position Limits Rule, which includes the Benchmark Oil Futures Contract, imposes additional federal position limits. USO’s trading activities, not qualifying for exemptions from these limits, face further challenges in navigating the unpredictable oil market, impacting its investment strategy and ability to achieve its objectives.

Notes to the Financial Statements	Defiance ETFs

February 28, 2026 (Unaudited)

●  USO’s investment strategy is heavily influenced by the dynamic and often unpredictable oil market, alongside its commitment to invest substantially in Oil Futures Contracts and Other Oil-Related Investments. When faced with regulatory limits such as accountability levels and position limits, USO may have to adjust its strategy, seeking alternatives like other exchanges or different investment vehicles, which could introduce additional market risks. Exceeding accountability levels may necessitate a reduction in holdings, potentially creating a tracking error between USO’s share prices and the Benchmark Oil Futures Contract price. Furthermore, USO’s Futures Commission Merchants (FCMs) have historically imposed their own limits on USO’s holdings, which restricts its ability to respond effectively to oil market movements. These FCM-imposed constraints, alongside the fluctuating nature of the oil market and regulatory limitations, underscore the significant risks associated with investing in USO, affecting its capacity to meet investment objectives in a highly volatile and regulated market environment.

●  USO is not a registered investment company subject to the 1940 Act. Accordingly, investors in USO (including the Fund via its indirect investments) do not have the protections expressly provided by that statute, including: provisions preventing USO insiders from managing USO to their benefit and to the detriment of shareholders; provisions preventing USO from issuing securities having inequitable or discriminatory provisions; provisions preventing management by irresponsible persons; provisions preventing the use of unsound or misleading methods of computing USO earnings and asset value; provisions prohibiting suspension of redemptions (except under limited circumstances); provisions limiting fund leverage; provisions imposing a fiduciary duty on fund managers with respect to receipt of compensation for services; and provisions preventing changes in USO’s character without the consent of shareholders. Although the Fund invests in USO only indirectly, the Fund’s investments are subject to loss as a result of these risks.

As with any investment, there is a risk that you could lose all or a portion of your principal investment in the Funds. The Funds are subject to the above principal risks, as well as other principal risks which may adversely affect each Fund’s NAV, trading price, yield, total return and/or ability to meet their objective. For more information about the risks of investing in the Funds, see the section in each Fund’s Prospectus titled “Additional Information About the Fund — Principal Investment Risks.”

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board.

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of the Funds as follows:

Investment
Fund	Advisory Fee
AIPO ETF	0.69%
GLDY ETF	0.99%
XMAG ETF	0.35%
QQQT ETF	0.85%
QLDY ETF	0.99%
QQQY ETF	0.99%
USOY ETF	0.99%
IWMY ETF	0.99%
SPYT ETF	0.85%
WDTE ETF	0.99%

Notes to the Financial Statements	Defiance ETFs

February 28, 2026 (Unaudited)

Out of the Investment Advisory Fees, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, (collectively, “Excluded Expenses”), and the Investment Advisory Fees payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the periods ended February 28, 2026 are disclosed in the Statements of Operations.

Effective January 1, 2025, the Adviser assumed full management responsibilities for each of the Funds following the resignation of ZEGA as sub-adviser and its cessation of operations as a registered investment adviser, excluding the XMAG ETF, which was not sub-advised by ZEGA. As a result, there is no sub-advisory agreement currently in effect for the Fund, and the Adviser is directly responsible for all portfolio management functions, including day-to-day trading, security selection, and execution, under the oversight of the Board.

All of the Funds except for AIPO ETF and XMAG ETF are part of an ETF Platform Support Agreement between ZEGA, Defiance ETFs LLC, the Adviser and Tidal ETF Services LLC (“Tidal” or the “Administrator”). AIPO ETF and XMAG ETF are part of an ETF Platform Support Agreement between Defiance ETFs LLC, the Adviser and the Administrator. Each of the ETF Platform Support Agreements outlines and governs the parties’ creation, launch, marketing, promotion, development, and ongoing operation of certain ETFs.

The Administrator, Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Funds’ administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. As compensation for the services it provides, Tidal receives a fee based on each Fund’s average daily net assets, subject to a minimum annual fee. Tidal also is entitled to certain out-of-pocket expenses for the services mentioned above.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ sub - administrator, fund accountant and transfer agent. In those capacities, Fund Services performs various administrative and accounting services for the Funds. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds’ custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

The Board has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to pay distribution fees for the sale and distribution of its Shares. No Rule 12b-1 fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of each Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

NOTE 5 – SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Funds have evaluated their business activities and determined that they each operate as a single reportable segment.

Each Fund’s investment activities are managed by the Principal Financial Officer, which serves as the Chief Operating Decision Maker (“CODM”). The Principal Financial Officer is responsible for assessing each Fund’s financial performance and allocating resources. In making these assessments, the Principal Financial Officer evaluates each Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Funds do not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting periods.

The Funds primarily generate income through dividends, interest, and realized/unrealized gains on their investment portfolios. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Notes to the Financial Statements	Defiance ETFs

February 28, 2026 (Unaudited)

Management has determined that the Funds do not meet the criteria for disaggregated segment reporting under ASU 2023 -07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the periods ended February 28, 2026, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, options contracts, and in-kind transactions were as follows:

		Sales and
Fund	Purchases	Maturities
AIPO ETF	$13,256,187	$11,799,742
GLDY ETF	39,001	38,674
XMAG ETF	21,876,354	1,077,861
QQQT ETF	9,426,857	5,919,302
QLDY ETF	27,089,016	—
QQQY ETF	192,388,889	14,574,448
USOY ETF	—	—
IWMY ETF	113,182,745	19,762,806
SPYT ETF	42,473,127	13,078,611
WDTE ETF	65,402,086	2,483,996

For the periods ended February 28, 2026, the purchases and sales of long-term U.S. government securities for the Funds were as follows:

		Sales and
Fund	Purchases	Maturities
AIPO ETF	$—	$—
GLDY ETF	—	—
XMAG ETF	—	—
QQQT ETF	—	—
QLDY ETF	—	—
QQQY ETF	—	35,503,914
USOY ETF	—	3,851,008
IWMY ETF	—	20,820,709
SPYT ETF	—	—
WDTE ETF	—	13,839,136

For the periods ended February 28, 2026, in-kind transactions associated with creations and redemptions for the Funds were as follows:

Sales and
Fund	Purchases	Maturities
AIPO ETF	$230,231,123	$24,158,174
GLDY ETF	—	—
XMAG ETF	74,627,970	503,881
QQQT ETF	2,689,042	—
QLDY ETF	—	—
QQQY ETF	—	—
USOY ETF	—	—
IWMY ETF	—	—
SPYT ETF	—	—
WDTE ETF	—	—

Notes to the Financial Statements	Defiance ETFs

February 28, 2026 (Unaudited)

NOTE 7 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the periods ended February 28, 2026 (estimated) and the prior fiscal periods ended August 31, 2025 were as follows:

February 28, 2026:

Fund	Ordinary Income	Return of Capital
AIPO ETF	$-	$12,756
GLDY ETF	379,019	6,419,461
XMAG ETF	511,300	11,329
QQQT ETF	-	3,579,818
QLDY ETF	-	4,424,940
QQQY ETF	1,263,620	34,006,412
USOY ETF	695,348	12,665,307
IWMY ETF	900,616	27,675,615
SPYT ETF	244,710	12,881,195
WDTE ETF	441,863	10,713,376

August 31, 2025:

Fund	Ordinary Income	Return of Capital	Long-Term Capital Gain
AIPO ETF	$-	$-	$-
GLDY ETF	76,916	324,956	60,811
XMAG ETF	22,320	-	-
QQQT ETF	1,073,082	1,347,786	1,543,090
QQQY ETF	9,507,794	76,104,934	5,647,125
USOY ETF	877,326	21,338,379	311,850
IWMY ETF	6,808,869	64,913,865	4,332,678
SPYT ETF	4,865,713	8,246,842	5,265,523
WDTE ETF	4,403,958	25,273,525	2,548,141

As of the prior fiscal periods ended August 31, 2025, components of the distributable earnings (losses) on a tax basis were as follows:

	AIPO	GLDY	XMAG	QQQT		QQQY	USOY
	ETF	ETF	ETF	ETF		ETF	ETF
Investments, at cost(a)	$9,682,712	$5,452,530	$36,388,461	$24,531,934		$155,610,123	$53,325,356
Gross tax unrealized appreciation	242,266	7,124	4,082,674	3,902,575		263,233	24,006
Gross tax unrealized depreciation	(380,039)	(5,454)	(1,563,711)	(154,636)		(102,328)	(3,198)
Net tax unrealized appreciation (depreciation)	(137,773)	1,670	2,518,963	3,747,939		160,905	20,808
Undistributed ordinary income (loss)	12,756	-	264,510	-		-	-
Undistributed long-term capital gain (loss)	-	-	2,046	-		-	-
Total distributable earnings (accumulated losses)	12,756	-	266,556	-		-	-
Other accumulated gain (loss)	-	-	-	(3,732,383	)(b)	-	-
Total distributable earnings (accumulated losses)	$(125,017)	$1,670	$2,785,519	$15,556		$160,905	$20,808

	IWMY	SPYT	WDTE
	ETF	ETF	ETF
Investments, at cost(a)	$119,606,105	$96,569,762	$61,784,688
Gross tax unrealized appreciation	138,085	15,238,340	65,629
Gross tax unrealized depreciation	(33,770)	(759,823)	(1,298)
Net tax unrealized appreciation (depreciation)	104,315	14,478,517	64,331
Undistributed ordinary income (loss)	-	-	-
Undistributed long-term capital gain (loss)	-	-	-
Total distributable earnings (accumulated losses)	-	-	-
Other accumulated gain (loss)	-	(14,478,517)(b)	-
Total distributable earnings (accumulated losses)	$104,315	$-	$64,331

(a)	The difference between book and tax-basis unrealized appreciation was attributable primarily to the treatment of wash sales, PFIC adjustments, and mark-to-market treatment of options and straddle adjustments.

(b)	The accumulated loss was attributable to the utilization of straddle options trading strategies.

Notes to the Financial Statements	Defiance ETFs

February 28, 2026 (Unaudited)

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of each Fund’s next taxable year. As of the prior fiscal periods ended August 31, 2025, the Funds have not elected to defer any post-October losses or late-year losses.

During the prior fiscal periods ended August 31, 2025, USOY ETF utilized $855,980 of short-term capital loss carryover and the Funds had long-term and short-term capital loss carryovers, which will be carried forward indefinitely to offset future realized capital gains as follows:

	Long-Term Capital	Short-Term Capital
	Loss Carryovers	Loss Carryovers
AIPO ETF	$-	$-
GLDY ETF	-	-
XMAG ETF	-	-
QQQT ETF	-	-
QQQY ETF	-	-
USOY ETF	-	--
IWMY ETF	-	-
SPYT ETF	-	-
WDTE ETF	-	-

NOTE 8 – SHARES TRANSACTIONS

Shares of the AIPO ETF, GLDY ETF, XMAG ETF, QQQT ETF, QLDY ETF, QQQY ETF, and USOY ETF are listed and traded on the NASDAQ and Shares of the IWMY ETF, SPYT ETF, and WDTE ETF are listed and traded on the NYSE Arca. Market prices for the Shares may be different from their NAV. The Funds issue and redeem Shares on a continuous basis at NAV generally in large blocks of Shares, called “Creation Units”. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of Shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Funds are stated below:

Fund:	Transaction Fee
AIPO ETF	$300
GLDY ETF	$300
XMAG ETF	$500
QQQT ETF	$300
QLDY ETF	$300
QQQY ETF	$300
USOY ETF	$300
IWMY ETF	$300
SPYT ETF	$300
WDTE ETF	$300

Notes to the Financial Statements	Defiance ETFs

February 28, 2026 (Unaudited)

The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with cash transactions. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of Shares of beneficial interest, with no par value. All Shares of the Funds have equal rights and privileges.

NOTE 9 – RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated. The Adviser will monitor developments and seek to manage each Fund in a manner consistent with achieving the Funds’ investment objectives, but there can be no assurance that they will be successful in doing so.

NOTE 10 – SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Funds’ financial statements.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Funds’ accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from each Fund, the Adviser has agreed to pay all expenses incurred by the Funds, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS

-	Defiance Nasdaq 100 Income Target ETF, Defiance Nasdaq 100 Weekly Distribution ETF, Defiance Oil Enhanced Options Income ETF, Defiance R2000 Weekly Distribution ETF, Defiance S&P 500 Income Target ETF, Defiance S&P 500 Weekly Distribution ETF (collectively, each a “Fund” and together, the “Funds,”)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on August 27, 2025, the Board of Trustees (the “Board”) of Tidal Trust II (the “Trust”) considered the approval of the renewal of:

-	the Investment Advisory Agreement (an “Advisory Agreement”) between Tidal Investments LLC (the “Adviser”) and the Trust, on behalf of each Fund;

Pursuant to Section 15 of the 1940 Act, the Agreements must be approved by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In preparation for such meeting, the Board requested and reviewed a wide variety of information from the Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services provided to each Fund’s shareholders by the Adviser; (ii) the costs of the services provided and the profits realized by the Adviser from services to be provided to the Funds, including any fall-out benefits; (iv) comparative fee and expense data for each Fund in relation to other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as each Fund grows and whether the advisory fees for the Fund reflects these economies of scale for the benefit of the Fund; and (vi) other financial benefits to the Adviser and their affiliates resulting from services rendered to the Funds. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on June 30, 2025, meetings held on August 6 and August 7, 2025, and the meeting held on August 27, 2025. Among other things, each of the Adviser and Sub- Advisers provided responses to a detailed series of questions, which included information about the Adviser’s operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting, and the Adviser’s oral presentations and any other information that the Board received at the meeting and deliberated on the renewal of the Agreements in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the renewal of the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund. The Independent Trustees conferred amongst themselves and independent legal counsel in executive sessions both with and without representatives of management.

Nature, Extent and Quality of Services Provided. The Trustees considered the nature, extent and quality of services provided under the Advisory Agreements. In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the Adviser’s compliance infrastructure and its financial strength and resources. The Board also considered the experience of the personnel of the Adviser working with each ETF. The Board also considered other services provided to the Funds by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to each Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to each Fund by the Adviser based on their experience, personnel, operations and resources.

Historical Performance. The Board considered the investment performance of each Fund against relevant benchmarks, such as the Fund’s stated investment objectives, a comparative peer group of similar funds and/or its respective securities benchmark index, as deemed appropriate by the Board. In doing so, the Board recognized that many of the Funds have specialized strategies that have specific targeted goals while others may have more generalized strategies but are significantly different from other funds in the same investment universe. In these circumstances, the Board considered that it was t difficult to fairly benchmark performance against peers and also took into account that certain Funds had a very limited universe of peers. In these circumstances the Board placed greater emphasis on other means of measuring performance. The Board considered that each Fund was relatively new and had not been in operation for a sufficient time period to establish a meaningful track record.

The Board reviewed each Fund’s performance on a case-by-case basis. The Board also took into account that each Fund’s track record was measured as of a specified date, and that track records can vary as of different measurement dates. Therefore, in reviewing a Fund that is currently underperforming or not meeting its investment goals, the Board also considered the market conditions experienced during the periods under review, as well as the outlook for the Fund going forward in light of expected future market conditions. A summary of each Fund’s performance track record as of May 30, 2025, is provided below:

For Defiance R2000 Weekly Distribution ETF, the Board noted that the Fund had outperformed the peer group median for the one-year period and generally appeared to be meeting its stated investment objective. Additionally the Board noted the limited operating history of the Fund.

For Defiance Nasdaq 100 Income Target ETF, the Board noted that the Fund had underperformed the peer group median for the one-year period but generally appeared to be meeting its stated investment objective. Additionally the Board noted the limited operating history of the Fund.

For Defiance Nasdaq 100 Weekly Distribution ETF, the Board noted that the Fund had underperformed the peer group median for the one-year period but generally appeared to be meeting its stated investment objective. Additionally the Board noted the limited operating history of the Fund.

For Defiance S&P 500 Income Target ETF, the Board noted that the Fund had underperformed the peer group median for the one-year period but generally appeared to be meeting its stated investment objective. Additionally the Board noted the limited operating history of the Fund.

For Defiance Oil Enhanced Options Income ETF, the Board noted that the Fund had underperformed the peer group median for the one-year period. Additionally the Board noted the limited operating history of the Fund.

For Defiance S&P 500 Weekly Distribution ETF, the Board noted that the Fund had outperformed the peer group median for the one-year period and generally appeared to be meeting its stated investment objective. Additionally the Board noted the limited operating history of the Fund.

After considering all of the information, the Board concluded that the performance of each Fund was satisfactory.

Cost of Services Provided, Profitability and Economies of Scale. The Board reviewed the advisory fees for each Fund and compared them to the management fees and total operating expenses of its Peer Group. The Trustees further took into account that many of the Funds had distinctive investment strategies and styles which resulted in the Funds being significantly different from many of the funds in the comparative universe, which made certain peer group analysis less relevant from an expense perspective. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for each Fund is a “unified fee.”

The Board noted the importance of the fact that the advisory fee for each Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 Act, as amended (the “1940 Act”), litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses (except as noted above) out of its own fees and resources.

The Board’s overall assessment with respect to each Fund was that, taking into account the considerations noted below, the total expense ratio to be paid by investors in the Fund, which is most representative of an investor’s net experience, was fair and reasonable.

For Defiance R2000 Weekly Distribution ETF, the Board noted that the Fund’s unitary fee was above the peer group median and the net expense ratio was below the peer group median.

For Defiance Nasdaq 100 Income Target ETF, the Board noted that the Fund’s unitary fee and net expense ratio were above the peer group median but reasonable given the Fund’s distinctive investment strategy compared to its peers.

For Defiance Nasdaq 100 Weekly Distribution ETF, the Board noted that the Fund’s unitary fee was above the peer group median and the net expense ratio was below the peer group median.

For Defiance S&P 500 Income Target ETF, the Board noted that the Fund’s unitary fee and net expense ratio were above the peer group median but reasonable given the Fund’s distinctive investment strategy compared to its peers.

For Defiance Oil Enhanced Options Income ETF, the Board noted that the Fund’s unitary fee and net expense ratio were above the peer group median but reasonable given the Fund’s distinctive investment strategy compared to its peers.

For Defiance S&P 500 Weekly Distribution ETF, the Board noted that the Fund’s unitary fee was above the peer group median and the net expense ratio was below the peer group median.

The Board also evaluated, based on a profitability analysis prepared by the Adviser, the fees received by the Adviser and its affiliates from their relationship with each of the Funds, and concluded that many of the Funds was profitable to the Adviser, the fees had not been, and currently were not, excessive, and the Adviser had adequate financial resources to support its services to the Funds from the revenues of its overall investment advisory business. In considering profitability, the Board discuss and considered the methodology used by the Adviser in calculating profit margins but also considered other elements relevant to discussions of profitability, such as the entrepreneurial risk undertaken by the Adviser in launching and maintaining the Funds.

The Board discussed that as each Fund was relatively new, there were not yet any economies of scale to consider. The Board noted that the Adviser will review expenses as each Fund’s assets grow. The Board determined to evaluate economies of scale on an ongoing basis.

Conclusion. No single factor was determinative to the decision of the Board. Based on the Board’s deliberations and its evaluation of the information described above and such other matters as were deemed relevant, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of each Advisory Agreement are fair and reasonable; (b) concluded that each of the Adviser’s fees are reasonable in light of the services that the Adviser and Sub-Adviser provide to each Fund; and (c) agreed to approve renewal of the Advisory Agreements for a term of one year.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust II

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, Principal Executive Officer

Date	May 11, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, Principal Executive Officer

Date	May 11, 2026

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	May 11, 2026

* Print the name and title of each signing officer under his or her signature.